UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  12/31

Date of reporting period: 3/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2010 (Unaudited

DWS Small Cap Index VIP

	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 14.5%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	17,704	176,686
Amerigon, Inc.*	7,200	72,792
ArvinMeritor, Inc.* (a)	26,530	354,175
China Automotive Systems, Inc.* (a)	1,231	28,448
Cooper Tire & Rubber Co.	18,186	345,898
Dana Holding Corp.*	41,583	494,006
Dorman Products, Inc.*	3,710	70,453
Drew Industries, Inc.*	6,300	138,726
Exide Technologies*	16,522	95,002
Fuel Systems Solutions, Inc.* (a)	4,345	138,866
Hawk Corp. "A"*	1,690	32,955
Modine Manufacturing Co.*	15,077	169,465
Raser Technologies, Inc.* (a)	17,916	17,916
Spartan Motors, Inc.	11,150	62,440
Standard Motor Products, Inc.	5,063	50,225
Stoneridge, Inc.*	5,500	54,395
Superior Industries International, Inc.	7,671	123,350
Tenneco, Inc.*	18,386	434,829
Wonder Auto Technology, Inc.* (a)	5,172	54,720

		2,915,347
Automobiles 0.1%
Winnebago Industries, Inc.*	9,614	140,461
Distributors 0.0%
Audiovox Corp. "A"*	5,400	42,012
Core-Mark Holding Co., Inc.*	3,199	97,921

		139,933
Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	5,332	248,471
Bridgepoint Education, Inc.* (a)	4,582	112,626
Capella Education Co.* (a)	4,490	416,852
ChinaCast Education Corp.*	10,100	73,831
Coinstar, Inc.* (a)	9,167	297,927
Corinthian Colleges, Inc.* (a)	24,682	434,156
CPI Corp.	1,624	22,509
Grand Canyon Education, Inc.*	5,220	136,451
Jackson Hewitt Tax Service, Inc.* (a)	9,566	19,132
K12, Inc.* (a)	7,761	172,372
Learning Tree International, Inc.*	2,700	37,989
Lincoln Educational Services Corp.*	2,335	59,076
Mac-Gray Corp.	3,732	42,134
Matthews International Corp. "A"	9,407	333,948
Nobel Learning Communities, Inc.*	1,137	8,914
Pre-Paid Legal Services, Inc.* (a)	2,378	90,007
Princeton Review, Inc.*	4,474	15,614
Regis Corp.	18,272	341,321
Sotheby's (a)	21,002	652,952
Steiner Leisure Ltd.*	4,800	212,736
Stewart Enterprises, Inc. "A" (a)	22,136	138,350
Universal Technical Institute, Inc.*	5,495	125,396

		3,992,764
Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	8,300	89,059
Ambassadors Group, Inc.	6,222	68,753
Ameristar Casinos, Inc. (a)	8,437	153,722
Bally Technologies, Inc.*	16,600	672,964
Benihana, Inc. "A"* (a)	4,155	27,007
BJ's Restaurants, Inc.* (a)	6,499	151,427
Bluegreen Corp.*	5,800	18,966
Bob Evans Farms, Inc.	9,000	278,190
Buffalo Wild Wings, Inc.*	5,392	259,409
California Pizza Kitchen, Inc.* (a)	6,600	110,814
Caribou Coffee Co., Inc.*	2,042	13,518
Carrols Restaurant Group, Inc.*	3,474	23,623
CEC Entertainment, Inc.*	6,924	263,735
Churchill Downs, Inc.	3,119	116,962
CKE Restaurants, Inc.	14,127	156,386
Cracker Barrel Old Country Store, Inc.	6,950	322,341
Denny's Corp.*	26,171	100,497
DineEquity, Inc.*	5,119	202,354
Domino's Pizza, Inc.*	12,300	167,772
Dover Downs Gaming & Entertainment, Inc.	4,660	18,454
Einstein Noah Restaurant Group, Inc.*	1,465	17,800
Frisch's Restaurants, Inc.	655	14,475
Gaylord Entertainment Co.* (a)	11,519	337,391
Great Wolf Resorts, Inc.*	9,156	29,116
Interval Leisure Group, Inc.*	11,321	164,834
Isle of Capri Casinos, Inc.* (a)	5,511	42,876
Jack in the Box, Inc.*	17,290	407,179
Krispy Kreme Doughnuts, Inc.*	20,100	80,802
Lakes Entertainment, Inc.*	5,819	13,384
Landry's Restaurants, Inc.* (a)	2,760	49,459
LIFE TIME FITNESS, Inc.* (a)	12,916	362,940
Luby's, Inc.*	6,500	25,610
Marcus Corp.	6,608	85,838
McCormick & Schmick's Seafood Restaurants, Inc.*	4,794	48,276
Monarch Casino & Resort, Inc.*	3,312	28,284
Morgans Hotel Group Co.*	7,914	50,729
Multimedia Games, Inc.*	8,686	33,875
O'Charley's, Inc.*	6,000	53,640
Orient-Express Hotels Ltd. "A"* (a)	28,771	407,973
P.F. Chang's China Bistro, Inc.* (a)	7,307	322,458
Papa John's International, Inc.* (a)	6,313	162,307
Peet's Coffee & Tea, Inc.* (a)	3,826	151,701
Pinnacle Entertainment, Inc.*	16,994	165,522
Red Lion Hotels Corp.*	4,093	29,551
Red Robin Gourmet Burgers, Inc.*	5,176	126,501
Ruby Tuesday, Inc.* (a)	19,208	203,029
Ruth's Hospitality Group, Inc.* (a)	6,179	32,749
Shuffle Master, Inc.*	17,930	146,847
Sonic Corp.* (a)	17,990	198,789
Speedway Motorsports, Inc.	4,154	64,844
Texas Roadhouse, Inc. "A"* (a)	14,429	200,419
The Cheesecake Factory, Inc.* (a)	18,636	504,290
The Steak n Shake Co.*	400	152,508
Town Sports International Holdings, Inc.*	6,800	26,588
Universal Travel Group*	3,400	33,694
Vail Resorts, Inc.* (a)	8,486	340,204
Youbet.com, Inc.*	9,720	28,577

		8,361,012
Household Durables 1.3%
American Greetings Corp. "A"	12,086	251,872
Beazer Homes USA, Inc.* (a)	19,765	89,733
Blyth, Inc.	2,000	62,500
Brookfield Homes Corp.* (a)	3,184	27,828
Cavco Industries, Inc.*	2,000	68,280
CSS Industries, Inc.	2,429	48,823
Ethan Allen Interiors, Inc. (a)	8,106	167,227
Furniture Brands International, Inc.*	12,800	82,304
Helen of Troy Ltd.*	8,787	228,989
Hooker Furniture Corp.	3,500	56,280
Hovnanian Enterprises, Inc. "A"* (a)	18,267	79,462
iRobot Corp.* (a)	6,600	100,056
La-Z-Boy, Inc.* (a)	15,084	189,154
M/I Homes, Inc.*	6,410	93,907
Meritage Homes Corp.* (a)	9,164	192,444
National Presto Industries, Inc.	1,393	165,642
Ryland Group, Inc.	12,296	275,922
Sealy Corp.* (a)	9,886	34,601
Skyline Corp.	2,300	42,780
Standard Pacific Corp.*	25,966	117,366
Stanley Furniture Co., Inc.* (a)	3,296	33,487
Tempur-Pedic International, Inc.* (a)	22,932	691,629
Tupperware Brands Corp.	19,578	944,051
Universal Electronics, Inc.*	4,489	100,284

		4,144,621
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	9,500	23,845
Blue Nile, Inc.* (a)	3,744	205,995
drugstore.com, Inc.*	28,601	102,106
Gaiam, Inc. "A"	5,400	44,820
HSN, Inc.*	11,811	347,716
NutriSystem, Inc. (a)	9,498	169,159
Orbitz Worldwide, Inc.*	11,701	83,194
Overstock.com, Inc.* (a)	5,200	84,500
PetMed Express, Inc. (a)	6,564	145,524
Shutterfly, Inc.*	6,914	166,558
US Auto Parts Network, Inc.* (a)	2,943	22,131
Vitacost.com, Inc.*	2,818	33,957

		1,429,505
Leisure Equipment & Products 0.8%
Brunswick Corp.	26,272	419,564
Callaway Golf Co. (a)	21,245	187,381
Eastman Kodak Co.* (a)	84,459	489,018
JAKKS Pacific, Inc.* (a)	9,321	121,639
Leapfrog Enterprises, Inc.*	11,900	77,945
Marine Products Corp.*	3,050	18,300
Polaris Industries, Inc. (a)	9,267	474,100
Pool Corp. (a)	13,590	307,677
RC2 Corp.*	5,819	87,110
Smith & Wesson Holding Corp.* (a)	18,404	69,567
Sport Supply Group, Inc.	2,863	38,479
Steinway Musical Instruments, Inc.*	2,200	41,426
Sturm, Ruger & Co., Inc.	6,304	75,585

		2,407,791
Media 1.1%
Arbitron, Inc. (a)	7,557	201,470
Ascent Media Corp. "A"*	4,706	128,238
Belo Corp. "A"	28,100	191,642
Carmike Cinemas, Inc.*	3,550	49,238
Cinemark Holdings, Inc.	10,723	196,660
CKX, Inc.*	19,464	119,314
Crown Media Holdings, Inc.* (a)	4,100	7,872
Dolan Media* (a)	10,066	109,417
E.W. Scripps Co. "A"*	4,657	39,352
Fisher Communications, Inc.*	2,000	28,200
Global Sources Ltd.*	4,879	31,762
Harte-Hanks, Inc.	12,603	162,074
Journal Communications, Inc. "A"*	12,400	52,080
Knology, Inc.*	9,870	132,653
Lin TV Corp. "A"*	7,600	43,700
Live Nation Entertainment, Inc.*	43,072	624,544
LodgeNet Interactive Corp.* (a)	6,546	45,626
Martha Stewart Living Omnimedia, Inc. "A"* (a)	9,422	52,575
Mediacom Communications Corp. "A"* (a)	13,100	77,945
National CineMedia, Inc. (a)	11,975	206,688
Outdoor Channel Holdings, Inc.*	4,600	30,314
Playboy Enterprises, Inc. "B"* (a)	7,160	26,206
PRIMEDIA, Inc.	6,490	22,326
RCN Corp.*	10,199	153,801
Reading International, Inc. "A"*	5,337	22,789
Rentrak Corp.*	3,065	66,051
Scholastic Corp. (a)	6,134	171,752
Sinclair Broadcast Group, Inc. "A"*	15,691	79,710
Valassis Communications, Inc.*	14,816	412,329
Value Line, Inc.	300	6,927
World Wrestling Entertainment, Inc. "A" (a)	7,222	124,941

		3,618,196
Multiline Retail 0.4%
99 Cents Only Stores*	14,235	232,031
Dillard's, Inc. "A" (a)	15,222	359,239
Fred's, Inc.	10,777	129,108
Retail Ventures, Inc.*	6,581	62,585
Saks, Inc.* (a)	39,258	337,619
Tuesday Morning Corp.*	10,000	65,900

		1,186,482
Specialty Retail 3.4%
America's Car-Mart, Inc.*	2,490	60,059
AnnTaylor Stores Corp.* (a)	16,990	351,693
Asbury Automotive Group, Inc.*	10,619	141,233
bebe stores, inc.	8,571	76,282
Big 5 Sporting Goods Corp.	7,146	108,762
Books-A-Million, Inc. (a)	2,112	15,291
Borders Group, Inc.* (a)	16,400	28,208
Brown Shoe Co., Inc.	12,119	187,602
Build-A-Bear Workshop, Inc.*	6,100	43,432
Cabela's, Inc.* (a)	11,789	206,190
Cato Corp. "A"	7,969	170,855
Charming Shoppes, Inc.*	34,369	187,655
Children's Place Retail Stores, Inc.* (a)	6,911	307,885
Christopher & Banks Corp.	11,902	95,216
Citi Trends, Inc.*	4,144	134,431
Coldwater Creek, Inc.* (a)	19,100	132,554
Collective Brands, Inc.*	20,061	456,187
Conn's, Inc.* (a)	3,400	26,622
Destination Maternity Corp.*	1,506	38,644
Dress Barn, Inc.*	17,755	464,471
DSW, Inc. "A"*	4,100	104,673
Genesco, Inc.*	6,658	206,465
Group 1 Automotive, Inc.* (a)	7,142	227,544
Gymboree Corp.* (a)	9,024	465,909
Haverty Furniture Companies, Inc. (a)	5,900	96,288
hhgregg, Inc.* (a)	3,700	93,388
Hibbett Sports, Inc.* (a)	8,354	213,695
Hot Topic, Inc.*	14,480	94,120
J. Crew Group, Inc.*	15,443	708,834
Jo-Ann Stores, Inc.* (a)	8,146	341,969
Jos. A. Bank Clothiers, Inc.* (a)	5,487	299,865
Kirkland's, Inc.*	4,038	84,798
Lithia Motors, Inc. "A"* (a)	5,499	35,194
Lumber Liquidators Holdings, Inc.*	4,777	127,403
Midas, Inc.*	4,700	53,016
Monro Muffler Brake, Inc. (a)	4,733	169,252
New York & Co., Inc.*	8,045	38,536
OfficeMax, Inc.*	22,853	375,246
Pacific Sunwear of California, Inc.*	21,100	112,041
Pier 1 Imports, Inc.* (a)	35,187	224,141
Rent-A-Center, Inc.* (a)	20,425	483,051
Rue21, Inc.*	1,884	65,318
Sally Beauty Holdings, Inc.* (a)	28,369	253,051
Shoe Carnival, Inc.*	1,992	45,537
Sonic Automotive, Inc. "A"* (a)	10,348	113,828
Stage Stores, Inc.	11,132	171,321
Stein Mart, Inc.*	8,896	80,331
Syms Corp.*	1,700	16,932
Systemax, Inc.	3,400	73,916
Talbots, Inc.* (a)	8,000	103,680
The Buckle, Inc. (a)	7,264	267,025
The Finish Line, Inc. "A" (a)	12,618	205,926
The Men's Wearhouse, Inc. (a)	16,011	383,303
The Pep Boys - Manny, Moe & Jack	16,098	161,785
The Wet Seal, Inc. "A"* (a)	32,460	154,510
Tractor Supply Co.	10,852	629,959
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,094	183,086
Vitamin Shoppe, Inc.*	2,330	52,308
West Marine, Inc.*	4,441	48,185
Zale Corp.*	8,000	21,920
Zumiez, Inc.*	6,666	136,586

		10,957,207
Textiles, Apparel & Luxury Goods 2.3%
American Apparel, Inc.*	10,700	32,421
Carter's, Inc.*	17,732	534,620
Cherokee, Inc. (a)	2,500	45,000
Columbia Sportswear Co. (a)	3,385	177,814
Crocs, Inc.* (a)	25,133	220,416
Deckers Outdoor Corp.*	3,987	550,206
Fossil, Inc.* (a)	14,178	535,078
Fuqi International, Inc.* (a)	3,300	35,970
G-III Apparel Group Ltd.*	4,400	121,264
Iconix Brand Group, Inc.* (a)	21,542	330,885
Jones Apparel Group, Inc.	26,369	501,538
K-Swiss, Inc. "A"*	8,700	91,002
Kenneth Cole Productions, Inc. "A"*	803	10,287
Liz Claiborne, Inc.* (a)	28,459	211,450
Lululemon Athletica, Inc.* (a)	11,918	494,597
Maidenform Brands, Inc.*	6,196	135,383
Movado Group, Inc.*	5,700	64,296
Oxford Industries, Inc.	3,337	67,841
Perry Ellis International, Inc.*	3,100	70,215
Quiksilver, Inc.*	37,225	176,074
Skechers USA, Inc. "A"*	10,190	370,101
Steven Madden Ltd.*	4,624	225,651
The Warnaco Group, Inc.*	13,974	666,700
Timberland Co. "A"*	13,141	280,429
True Religion Apparel, Inc.* (a)	7,492	227,457
Under Armour, Inc. "A"* (a)	10,169	299,070
Unifi, Inc.*	13,809	50,265
UniFirst Corp.	4,155	213,983
Volcom, Inc.* (a)	6,235	121,707
Weyco Group, Inc.	2,300	54,096
Wolverine World Wide, Inc. (a)	15,312	446,498

		7,362,314
Consumer Staples 3.0%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	2,482	129,709
Coca-Cola Bottling Co. Consolidated	1,376	80,716
Heckmann Corp.* (a)	26,686	154,779
National Beverage Corp.	3,820	42,479

		407,683
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	379	40,280
Casey's General Stores, Inc. (a)	15,913	499,668
Diedrich Coffee, Inc.*	938	32,642
Great Atlantic & Pacific Tea Co., Inc.* (a)	11,140	85,444
Ingles Markets, Inc. "A"	2,529	38,011
Nash Finch Co.	3,706	124,707
Pantry, Inc.*	7,400	92,426
PriceSmart, Inc.	5,200	120,900
Ruddick Corp. (a)	13,302	420,875
Spartan Stores, Inc.	7,400	106,708
Susser Holdings Corp.*	2,300	19,435
The Andersons, Inc.	5,275	176,607
United Natural Foods, Inc.*	13,388	376,605
Village Super Market, Inc. "A"	2,000	56,060
Weis Markets, Inc.	3,639	132,314
Winn-Dixie Stores, Inc.*	15,912	198,741

		2,521,423
Food Products 1.3%
AgFeed Industries, Inc.* (a)	9,622	42,241
Alico, Inc. (a)	1,130	28,533
American Dairy, Inc.* (a)	2,761	52,873
American Italian Pasta Co. "A"*	6,247	242,821
B&G Foods, Inc. "A"	8,698	91,155
Cal-Maine Foods, Inc.	4,416	149,658
Calavo Growers, Inc. (a)	3,427	62,508
Chiquita Brands International, Inc.* (a)	14,676	230,853
Darling International, Inc.*	24,545	219,923
Diamond Foods, Inc. (a)	5,401	227,058
Dole Food Co., Inc.*	11,866	140,612
Farmer Brothers Co.	2,144	40,179
Fresh Del Monte Produce, Inc.*	11,424	231,336
Griffin Land & Nurseries, Inc.	1,000	29,050
Hain Celestial Group, Inc.* (a)	13,100	227,285
Harbinger Group, Inc.*	2,645	17,907
HQ Sustainable Maritime Industries, Inc.*	3,000	18,000
Imperial Sugar Co.	2,559	39,690
J & J Snack Foods Corp.	4,732	205,700
Lancaster Colony Corp.	5,883	346,862
Lance, Inc.	8,333	192,742
Lifeway Foods, Inc.*	1,481	17,579
Omega Protein Corp.*	6,600	37,950
Overhill Farms, Inc.*	5,050	29,442
Sanderson Farms, Inc.	6,154	329,916
Seneca Foods Corp. "A"*	3,099	90,243
Smart Balance, Inc.*	21,010	136,145
Synutra International, Inc.* (a)	5,903	133,467
Tootsie Roll Industries, Inc. (a)	7,747	209,401
TreeHouse Foods, Inc.* (a)	9,836	431,505
Zhongpin, Inc.*	6,900	87,630

		4,340,264
Household Products 0.1%
Cellu Tissue Holdings, Inc.*	2,523	25,180
Central Garden & Pet Co. "A"*	18,025	165,109
Oil-Dri Corp. of America	1,524	29,459
Orchids Paper Products Co.* (a)	1,542	25,366
WD-40 Co.	4,275	140,348

		385,462
Personal Products 0.4%
American Oriental Bioengineering, Inc.* (a)	21,000	85,680
China Sky One Medical, Inc.* (a)	3,425	53,807
China-Biotics, Inc.*	2,500	44,775
Elizabeth Arden, Inc.*	7,957	143,226
Female Health Co.	4,952	35,506
Inter Parfums, Inc.	4,650	68,913
Mannatech, Inc.	6,100	20,374
Medifast, Inc.* (a)	4,246	106,702
Nu Skin Enterprises, Inc. "A"	15,203	442,407
Nutraceutical International Corp.*	3,491	52,156
Prestige Brands Holdings, Inc.*	8,395	75,555
Revlon, Inc. "A"*	6,257	92,916
Schiff Nutrition International, Inc.	3,390	27,730
USANA Health Sciences, Inc.*	2,039	64,045

		1,313,792
Tobacco 0.3%
Alliance One International, Inc.* (a)	24,294	123,656
Star Scientific, Inc.* (a)	24,200	61,710
Universal Corp. (a)	7,876	414,986
Vector Group Ltd. (a)	13,155	202,982

		803,334
Energy 4.8%
Energy Equipment & Services 1.6%
Allis-Chalmers Energy, Inc.*	19,438	68,811
Basic Energy Services, Inc.* (a)	8,052	62,081
Bolt Technology Corp.*	2,900	32,799
Boots & Coots, Inc.*	25,346	61,591
Bristow Group, Inc.* (a)	11,471	432,801
Bronco Drilling Co., Inc.*	8,067	37,915
Cal Dive International, Inc.*	14,949	109,576
CARBO Ceramics, Inc. (a)	6,040	376,534
Complete Production Services, Inc.*	17,295	199,757
Dawson Geophysical Co.*	2,600	76,024
Dril-Quip, Inc.*	8,924	542,936
ENGlobal Corp.*	6,739	18,667
Geokinetics, Inc.*	1,900	13,699
Global Industries Ltd.*	29,646	190,327
Gulf Island Fabrication, Inc.	4,100	89,175
GulfMark Offshore, Inc. "A"*	6,569	174,407
Hercules Offshore, Inc.* (a)	36,935	159,190
Hornbeck Offshore Services, Inc.*	6,337	117,678
ION Geophysical Corp.*	35,048	172,436
Key Energy Services, Inc.*	37,928	362,212
Lufkin Industries, Inc. (a)	4,616	365,356
Matrix Service Co.*	9,012	96,969
Natural Gas Services Group*	4,000	63,480
Newpark Resources, Inc.*	23,854	125,233
OYO Geospace Corp.*	1,400	66,934
Parker Drilling Co.*	33,816	166,713
PHI, Inc. (Non Voting)*	4,300	91,074
Pioneer Drilling Co.*	14,400	101,376
RPC, Inc. (a)	9,150	101,840
SulphCo, Inc.* (a)	16,900	4,901
Superior Well Services, Inc.* (a)	5,048	67,542
T-3 Energy Services, Inc.*	4,200	103,152
TETRA Technologies, Inc.*	22,687	277,235
TGC Industries, Inc.	4,074	16,459
Union Drilling, Inc.*	3,732	22,989
Vantage Drilling Co.*	15,060	22,289
Willbros Group, Inc.*	11,764	141,286

		5,133,444
Oil, Gas & Consumable Fuels 3.2%
Alon USA Energy, Inc. (a)	2,677	19,408
Apco Oil & Gas International, Inc.	2,989	80,882
Approach Resources, Inc.*	3,500	31,780
Arena Resources, Inc.* (a)	12,028	401,735
Atlas Energy, Inc.*	20,668	643,188
ATP Oil & Gas Corp.* (a)	12,146	228,466
Berry Petroleum Co. "A" (a)	15,188	427,694
Bill Barrett Corp.*	11,884	364,958
BPZ Resources, Inc.* (a)	28,133	206,778
Brigham Exploration Co.*	30,656	488,963
Carrizo Oil & Gas, Inc.* (a)	8,121	186,377
Cheniere Energy, Inc.* (a)	17,800	55,002
Clayton Williams Energy, Inc.*	2,000	69,960
Clean Energy Fuels Corp.* (a)	10,421	237,390
Cloud Peak Energy, Inc.* (a)	8,836	147,031
Contango Oil & Gas Co.*	3,497	178,872
CREDO Petroleum Corp.*	2,114	20,907
Crosstex Energy, Inc.*	13,600	118,184
Cubic Energy, Inc.*	7,838	8,308
CVR Energy, Inc.*	7,514	65,748
Delek US Holdings, Inc.	4,200	30,576
Delta Petroleum Corp.* (a)	61,227	86,330
DHT Holdings, Inc.	16,464	64,539
Endeavour International Corp.* (a)	38,200	48,514
Evergreen Energy, Inc.* (a)	39,300	7,074
FX Energy, Inc.* (a)	14,700	50,421
General Maritime Corp. (a)	16,358	117,614
GeoResources, Inc.*	2,400	36,648
GMX Resources, Inc.* (a)	10,359	85,151
Golar LNG Ltd.*	8,852	103,568
Goodrich Petroleum Corp.* (a)	8,051	125,918
Gran Tierra Energy, Inc.*	63,895	376,981
Green Plains Renewable Energy, Inc.* (a)	2,922	41,697
Gulfport Energy Corp.*	8,658	97,316
Harvest Natural Resources, Inc.*	10,900	82,077
International Coal Group, Inc.* (a)	35,229	160,997
Isramco, Inc.*	336	22,025
James River Coal Co.* (a)	9,128	145,135
Knightsbridge Tankers Ltd.	5,700	96,558
McMoRan Exploration Co.*	22,616	330,872
Nordic American Tanker Shipping Ltd. (a)	14,894	450,841
Northern Oil & Gas, Inc.* (a)	11,660	184,811
Oilsands Quest, Inc.* (a)	71,824	53,092
Panhandle Oil & Gas, Inc.	2,200	51,986
Patriot Coal Corp.*	22,351	457,302
Penn Virginia Corp.	13,908	340,746
Petroleum Development Corp.*	5,446	126,184
PetroQuest Energy, Inc.*	15,011	75,505
PrimeEnergy Corp.*	209	5,628
Rex Energy Corp.*	8,363	95,255
REX Stores Corp.*	2,400	38,880
Rosetta Resources, Inc.*	15,902	374,492
Ship Finance International Ltd. (a)	12,735	226,174
Stone Energy Corp.* (a)	12,264	217,686
Swift Energy Co.*	11,181	343,704
Syntroleum Corp.*	20,697	43,878
Teekay Tankers Ltd. "A" (a)	3,911	49,161
Toreador Resources Corp.* (a)	6,681	54,651
Uranerz Energy Corp.* (a)	14,427	26,834
Uranium Energy Corp.* (a)	15,302	49,272
USEC, Inc.* (a)	31,935	184,265
VAALCO Energy, Inc.*	18,700	92,378
Venoco, Inc.* (a)	5,800	74,414
W&T Offshore, Inc. (a)	11,221	94,256
Warren Resources, Inc.*	19,323	48,694
Western Refining, Inc.* (a)	10,384	57,112
Westmoreland Coal Co.*	2,800	35,336
World Fuel Services Corp. (a)	18,561	494,465
Zion Oil & Gas, Inc.* (a)	4,647	28,765

		10,467,409
Financials 20.3%
Capital Markets 2.3%
Allied Capital Corp.*	52,878	262,804
American Capital Ltd.	84,367	428,584
Ares Capital Corp.	39,700	589,148
Artio Global Investors, Inc. "A"	8,794	217,564
BGC Partners, Inc. "A"	16,416	100,302
BlackRock Kelso Capital Corp.	3,800	37,848
Broadpoint Gleacher Securities, Inc.*	15,337	61,348
Calamos Asset Management, Inc. "A"	6,600	94,644
Capital Southwest Corp.	1,000	90,880
Cohen & Steers, Inc. (a)	5,637	140,700
Cowen Group, Inc. "A"*	4,673	26,449
Diamond Hill Investment Group	700	48,020
Duff & Phelps Corp. "A"	5,627	94,196
E*TRADE Financial Corp.*	490,313	809,016
Epoch Holding Corp.	4,061	45,849
Evercore Partners, Inc. "A"	4,511	135,330
FBR Capital Markets Corp.*	6,304	28,683
Fifth Street Finance Corp.	9,400	109,134
GAMCO Investors, Inc. "A"	2,295	104,423
GFI Group, Inc.	21,425	123,837
Gladstone Capital Corp. (a)	6,870	81,066
Gladstone Investment Corp.	6,600	39,468
Harris & Harris Group, Inc.*	8,500	39,185
Hercules Technology Growth Capital, Inc.	11,626	123,119
International Assets Holding Corp.*	4,000	59,880
JMP Group, Inc.	4,691	39,874
KBW, Inc.* (a)	10,736	288,798
Knight Capital Group, Inc. "A"* (a)	28,902	440,755
Kohlberg Capital Corp. (a)	6,800	38,488
LaBranche & Co., Inc.* (a)	9,695	50,996
Main Street Capital Corp. (a)	2,400	37,464
MCG Capital Corp.*	17,051	88,836
MF Global Holdings Ltd.*	31,975	258,038
MVC Capital, Inc.	7,300	99,061
NGP Capital Resources Co.	7,100	60,492
Oppenheimer Holdings, Inc. "A"	3,142	80,152
optionsXpress Holdings, Inc.*	12,543	204,325
PennantPark Investment Corp.	6,896	71,443
Penson Worldwide, Inc.* (a)	6,835	68,828
Piper Jaffray Companies, Inc.* (a)	6,041	243,452
Prospect Capital Corp. (a)	20,370	247,496
Pzena Investment Management, Inc. "A"*	2,800	21,364
Riskmetrics Group, Inc.*	7,351	166,206
Safeguard Scientifics, Inc.*	6,644	86,372
Sanders Morris Harris Group, Inc.	6,136	37,982
Stifel Financial Corp.* (a)	9,441	507,454
SWS Group, Inc.	7,909	91,191
Thomas Weisel Partners Group, Inc.*	6,721	26,346
TICC Capital Corp. (a)	9,591	63,205
TradeStation Group, Inc.*	11,500	80,615
Triangle Capital Corp.	2,500	35,100
US Global Investors, Inc. "A"	4,200	41,538
Virtus Investment Partners, Inc.*	1,760	36,678
Westwood Holdings Group, Inc.	1,838	67,638

		7,471,664
Commercial Banks 6.1%
1st Source Corp.	4,933	86,574
Alliance Financial Corp. (a)	1,287	37,941
American National Bankshares, Inc.	1,893	38,144
Ameris Bancorp. (a)	4,154	37,508
Ames National Corp.	2,109	42,285
Arrow Financial Corp.	2,987	80,320
BancFirst Corp.	2,300	96,393
Banco Latinoamericano de Comercio Exterior SA "E"	9,200	132,112
Bancorp. Rhode Island, Inc.	1,041	28,471
Bank of Kentucky Financial Corp.	929	18,524
Bank of Marin Bancorp. (a)	1,638	54,185
Bank of the Ozarks, Inc.	3,578	125,910
Banner Corp. (a)	5,700	21,888
Bar Harbor Bankshares	868	26,474
Boston Private Financial Holdings, Inc.	22,399	165,081
Bridge Bancorp., Inc. (a)	2,006	46,940
Bryn Mawr Bank Corp. (a)	2,205	40,021
Camden National Corp.	2,512	80,660
Cape Bancorp., Inc.*	3,654	29,488
Capital City Bank Group, Inc. (a)	3,881	55,304
Cardinal Financial Corp.	9,984	106,629
Cathay General Bancorp.	24,912	290,225
Center Bancorp., Inc. (a)	3,385	28,129
Centerstate Banks, Inc.	6,105	74,786
Central Pacific Financial Corp.* (a)	10,212	17,156
Century Bancorp., Inc. "A"	1,033	19,834
Chemical Financial Corp.	7,070	166,993
Chicopee Bancorp., Inc.*	1,931	24,524
Citizens & Northern Corp.	2,800	35,140
Citizens Holdings Co.	1,400	34,552
Citizens Republic Bancorp., Inc.*	127,094	149,971
City Holding Co. (a)	5,300	181,737
CNB Financial Corp.	2,740	42,306
CoBiz Financial, Inc.	5,700	35,511
Columbia Banking System, Inc.	9,235	187,563
Community Bank System, Inc. (a)	10,800	246,024
Community Trust Bancorp., Inc.	5,088	137,834
CVB Financial Corp. (a)	25,429	252,510
Danvers Bancorp., Inc.	5,853	80,947
Eagle Bancorp., Inc.*	5,407	64,073
East West Bancorp., Inc. (a)	35,081	611,111
Enterprise Bancorp., Inc. (a)	1,493	18,230
Enterprise Financial Services Corp. (a)	3,626	40,104
Farmers Capital Bank Corp.	2,073	17,766
Financial Institutions, Inc.	3,400	49,708
First BanCorp. - North Carolina (a)	4,816	65,112
First BanCorp. - Puerto Rico (a)	27,866	67,157
First Bancorp., Inc.	2,700	43,038
First Busey Corp. (a)	15,424	68,174
First California Financial Group, Inc.*	1,640	4,330
First Commonwealth Financial Corp. (a)	22,860	153,391
First Community Bancshares, Inc.	3,472	42,949
First Financial Bancorp.	18,346	326,375
First Financial Bankshares, Inc.	6,524	336,312
First Financial Corp. - Indiana	3,923	113,610
First Merchants Corp.	6,928	48,219
First Midwest Bancorp., Inc. (a)	23,410	317,205
First of Long Island Corp.	1,711	41,235
First South Bancorp., Inc. (a)	2,400	30,000
FirstMerit Corp. (a)	25,956	559,871
FNB Corp. (a)	34,985	283,728
German American Bancorp., Inc.	3,537	53,515
Glacier Bancorp., Inc. (a)	18,649	284,024
Great Southern Bancorp., Inc. (a)	3,543	79,505
Guaranty Bancorp.*	16,300	25,917
Hampton Roads Bankshares, Inc. (a)	5,747	8,965
Hancock Holding Co.	9,107	380,764
Harleysville National Corp. (a)	13,830	92,661
Heartland Financial USA, Inc. (a)	4,287	68,463
Heritage Financial Corp.*	1,668	25,170
Home Bancorp., Inc.*	2,819	39,466
Home Bancshares, Inc.	5,754	152,136
IBERIABANK Corp.	7,150	429,071
Independent Bank Corp. - Massachusetts (a)	6,983	172,201
International Bancshares Corp. (a)	15,709	361,150
Investors Bancorp., Inc.*	15,783	208,336
Lakeland Bancorp., Inc. (a)	6,673	59,056
Lakeland Financial Corp.	4,197	79,953
MainSource Financial Group, Inc.	7,158	48,173
MB Financial, Inc. (a)	16,503	371,813
Merchants Bancshares, Inc.	1,476	32,044
Metro Bancorp., Inc.*	1,500	20,655
MidSouth Bancorp., Inc.	1,407	23,216
Nara Bancorp., Inc.*	10,756	94,223
National Bankshares, Inc. (a)	2,224	60,604
National Penn Bancshares, Inc. (a)	41,543	286,647
NBT Bancorp., Inc.	10,359	236,703
Northfield Bancorp., Inc. (a)	6,235	90,283
Northrim BanCorp., Inc.	1,982	33,853
Norwood Financial Corp.	531	14,337
Ohio Valley Banc Corp.	1,246	26,839
Old National Bancorp. (a)	26,522	316,938
Old Point Financial Corp.	515	7,601
Old Second Bancorp., Inc. (a)	4,094	26,979
OmniAmerican Bancorp., Inc.*	2,172	25,043
Oriental Financial Group, Inc.	8,142	109,917
Orrstown Financial Services, Inc.	1,658	42,063
Pacific Capital Bancorp.* (a)	16,668	30,169
Pacific Continental Corp.	6,257	65,699
PacWest Bancorp. (a)	8,093	184,682
Park National Corp. (a)	3,284	204,626
Peapack-Gladstone Financial Corp. (a)	2,730	42,888
Penns Woods Bancorp., Inc.	1,195	40,092
Peoples Bancorp., Inc.	3,595	59,246
Peoples Financial Corp.	1,094	16,377
Pinnacle Financial Partners, Inc.* (a)	9,119	137,788
Porter Bancorp., Inc.	730	9,563
PremierWest Bancorp.* (a)	29,381	13,221
PrivateBancorp., Inc.	15,838	216,981
Prosperity Bancshares, Inc. (a)	14,614	599,174
Renasant Corp. (a)	6,979	112,920
Republic Bancorp., Inc. "A"	3,313	62,417
Republic First Bancorp., Inc.*	2,119	8,201
S&T Bancorp., Inc. (a)	7,760	162,184
S.Y. Bancorp., Inc.	3,860	87,815
Sandy Spring Bancorp., Inc. (a)	5,500	82,500
Santander BanCorp.*	884	10,847
SCBT Financial Corp.	4,146	153,568
Shore Bancshares, Inc.	2,600	37,050
Sierra Bancorp. (a)	2,333	30,072
Signature Bank*	12,551	465,015
Simmons First National Corp. "A"	4,789	132,033
Smithtown Bancorp., Inc. (a)	4,793	19,795
South Financial Group, Inc. (a)	53,779	37,177
Southside Bancshares, Inc.	4,331	93,420
Southwest Bancorp., Inc.	4,716	39,001
State Bancorp., Inc.	4,711	37,076
StellarOne Corp.	7,497	100,235
Sterling Bancorp.	6,018	60,481
Sterling Bancshares, Inc.	22,699	126,660
Sterling Financial Corp. - Washington* (a)	17,611	10,038
Suffolk Bancorp.	3,202	98,333
Sun Bancorp., Inc.*	4,438	17,486
Susquehanna Bancshares, Inc. (a)	33,399	327,644
SVB Financial Group* (a)	12,856	599,861
Texas Capital Bancshares, Inc.*	11,928	226,513
The Bancorp., Inc.*	7,307	65,032
Tompkins Financial Corp. (a)	2,956	107,835
Tower Bancorp., Inc.	1,090	29,179
TowneBank (a)	5,271	73,583
TriCo Bancshares (a)	4,571	90,963
Trustmark Corp. (a)	20,620	503,747
UMB Financial Corp. (a)	10,128	411,197
Umpqua Holdings Corp. (a)	30,292	401,672
Union First Market Bankshares Corp.	4,472	67,527
United Bankshares, Inc. (a)	11,476	300,901
United Community Banks, Inc.	26,440	116,600
United Security Bancshares, Inc. (a)	1,907	28,548
Univest Corp. of Pennsylvania	4,281	80,012
Washington Banking Co. (a)	5,255	66,160
Washington Trust Bancorp., Inc.	4,587	85,502
Webster Financial Corp.	20,684	361,763
WesBanco, Inc.	7,688	125,007
West Bancorp.	5,400	35,532
Westamerica Bancorp. (a)	9,239	532,628
Western Alliance Bancorp.*	15,138	86,135
Wilber Corp. (a)	1,688	11,056
Wilshire Bancorp., Inc. (a)	6,400	70,592
Wintrust Financial Corp.	7,774	289,271
Yadkin Valley Financial Corp.	5,178	22,265

		19,768,131
Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	14,750	85,845
Cardtronics, Inc.*	3,300	41,481
Cash America International, Inc.	9,110	359,663
CompuCredit Holdings Corp. (a)	5,893	30,408
Credit Acceptance Corp.*	2,037	84,006
Dollar Financial Corp.*	6,697	161,130
EZCORP, Inc. "A"*	13,699	282,199
First Cash Financial Services, Inc.*	6,378	137,574
Nelnet, Inc. "A"	6,440	119,526
QC Holdings, Inc.	832	4,302
Rewards Network, Inc.	2,006	26,880
The First Marblehead Corp.* (a)	22,000	62,480
World Acceptance Corp.* (a)	5,329	192,270

		1,587,764
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	4,934	31,134
California First National Bancorp.	432	5,767
Compass Diversified Holdings	7,900	120,554
Encore Capital Group, Inc.*	4,300	70,735
Life Partners Holdings, Inc. (a)	2,325	51,545
MarketAxess Holdings, Inc.	10,600	166,738
Medallion Financial Corp.	4,500	35,820
NewStar Financial, Inc.*	8,756	55,863
PHH Corp.* (a)	16,619	391,710
PICO Holdings, Inc.*	6,689	248,764
Portfolio Recovery Associates, Inc.* (a)	5,382	295,310
Primus Guaranty Ltd.*	6,100	25,620
Resource America, Inc. "A"	4,300	20,640

		1,520,200
Insurance 3.0%
Ambac Financial Group, Inc.* (a)	99,185	55,226
American Equity Investment Life Holding Co. (a)	17,872	190,337
American Physicians Capital, Inc.	2,296	73,357
American Physicians Service Group, Inc.	2,006	50,150
American Safety Insurance Holdings Ltd.*	3,175	52,673
AMERISAFE, Inc.*	6,300	103,131
AmTrust Financial Services, Inc.	7,492	104,513
Argo Group International Holdings Ltd.	9,322	303,804
Assured Guaranty Ltd. (a)	37,451	822,798
Baldwin & Lyons, Inc.	2,625	63,236
Citizens, Inc.*	10,944	75,623
CNA Surety Corp.*	5,543	98,610
Conseco, Inc.* (a)	74,671	464,454
Crawford & Co. "B"*	7,300	29,711
Delphi Financial Group, Inc. "A" (a)	14,190	357,020
Donegal Group, Inc. "A"	3,566	51,743
Eastern Insurance Holdings, Inc.	2,444	24,782
eHealth, Inc.*	6,583	103,682
EMC Insurance Group, Inc. (a)	1,700	38,284
Employers Holdings, Inc.	13,644	202,613
Enstar Group Ltd.*	1,872	129,468
FBL Financial Group, Inc. "A"	4,147	101,519
First Acceptance Corp.*	4,205	8,578
First Mercury Financial Corp.	5,118	66,688
Flagstone Reinsurance Holdings Ltd.	13,002	149,003
FPIC Insurance Group, Inc.* (a)	2,018	54,708
Greenlight Capital Re Ltd. "A"*	8,363	223,125
Hallmark Financial Services, Inc.*	2,863	25,767
Harleysville Group, Inc.	3,782	127,680
Hilltop Holdings, Inc.*	13,263	155,840
Horace Mann Educators Corp.	11,135	167,693
Independence Holding Co.	1,640	15,564
Infinity Property & Casualty Corp.	4,048	183,941
Kansas City Life Insurance Co.	1,400	44,212
Maiden Holdings Ltd.	16,598	122,659
Max Capital Group Ltd.	15,000	344,850
Meadowbrook Insurance Group, Inc.	19,116	151,016
Mercer Insurance Group, Inc.	1,702	30,636
Montpelier Re Holdings Ltd.	21,650	363,937
National Financial Partners Corp.*	10,863	153,168
National Interstate Corp.	2,269	46,991
National Western Life Insurance Co. "A"	745	137,341
Navigators Group, Inc.*	3,730	146,701
NYMAGIC, Inc.	1,455	30,890
Phoenix Companies, Inc.* (a)	39,800	96,316
Platinum Underwriters Holdings Ltd.	15,620	579,190
PMA Capital Corp. "A"*	10,600	65,084
Presidential Life Corp.	6,900	68,793
ProAssurance Corp.*	9,963	583,234
RLI Corp.	5,778	329,462
Safety Insurance Group, Inc.	3,816	143,749
Seabright Insurance Holdings	5,446	59,960
Selective Insurance Group, Inc.	16,179	268,571
State Auto Financial Corp.	4,690	84,186
Stewart Information Services Corp.	5,600	77,280
Tower Group, Inc.	13,739	304,594
United America Indemnity Ltd. "A"*	12,309	117,797
United Fire & Casualty Co.	7,400	133,126
Universal Insurance Holdings, Inc.	4,094	20,716
Zenith National Insurance Corp.	11,463	439,262

		9,619,042
Real Estate Investment Trusts 6.4%
Acadia Realty Trust (REIT)	11,899	212,516
Agree Realty Corp. (REIT)	1,531	34,999
Alexander's, Inc. (REIT)*	614	183,666
American Campus Communities, Inc. (REIT)	16,335	451,826
American Capital Agency Corp. (REIT) (a)	4,424	113,254
Anworth Mortgage Asset Corp. (REIT)	33,423	225,271
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,334	42,035
Ashford Hospitality Trust (REIT)*	12,158	87,173
Associated Estates Realty Corp. (REIT)	5,000	68,950
BioMed Realty Trust, Inc. (REIT)	30,831	509,945
CapLease, Inc. (REIT)	15,565	86,386
Capstead Mortgage Corp. (REIT) (a)	21,353	255,382
CBL & Associates Properties, Inc. (REIT) (a)	42,380	580,606
Cedar Shopping Centers, Inc. (REIT)	13,000	102,830
Chesapeake Lodging Trust (REIT)*	1,266	24,649
Cogdell Spencer, Inc. (REIT)	8,988	66,511
Colonial Properties Trust (REIT)	21,358	275,091
Colony Financial, Inc. (REIT)	4,286	85,720
Cousins Properties, Inc. (REIT)	24,380	202,598
CreXus Investment Corp. (REIT)	3,610	48,266
Cypress Sharpridge Investments, Inc. (REIT)	5,425	72,586
DCT Industrial Trust, Inc. (REIT)	61,202	320,086
Developers Diversified Realty Corp. (REIT) (a)	62,494	760,552
DiamondRock Hospitality Co. (REIT) (a)	37,188	375,971
DuPont Fabros Technology, Inc. (REIT)	8,813	190,273
Dynex Capital, Inc. (REIT)	3,434	30,906
EastGroup Properties, Inc. (REIT) (a)	7,766	293,089
Education Realty Trust, Inc. (REIT)	19,090	109,577
Entertainment Properties Trust (REIT)	12,819	527,245
Equity Lifestyle Properties, Inc. (REIT)	7,837	422,258
Equity One, Inc. (REIT) (a)	10,942	206,694
Extra Space Storage, Inc. (REIT)	26,737	339,025
FelCor Lodging Trust, Inc. (REIT)*	21,171	120,675
First Industrial Realty Trust, Inc. (REIT)* (a)	18,531	143,801
First Potomac Realty Trust (REIT)	9,200	138,276
Franklin Street Properties Corp. (REIT) (a)	20,204	291,544
Getty Realty Corp. (REIT)	4,692	109,793
Gladstone Commercial Corp. (REIT)	2,731	39,463
Glimcher Realty Trust (REIT)	20,321	103,027
Government Properties Income Trust (REIT)	5,320	138,373
Gramercy Capital Corp. (REIT)*	13,553	37,813
Hatteras Financial Corp. (REIT) (a)	11,274	290,531
Healthcare Realty Trust, Inc. (REIT) (a)	18,624	433,753
Hersha Hospitality Trust (REIT)	30,687	158,959
Highwoods Properties, Inc. (REIT) (a)	21,760	690,445
Home Properties, Inc. (REIT) (a)	10,999	514,753
Inland Real Estate Corp. (REIT)	23,300	213,195
Invesco Mortgage Capital (REIT) (a)	5,336	122,728
Investors Real Estate Trust (REIT) (a)	23,514	212,096
iStar Financial, Inc. (REIT)*	24,198	111,069
Kilroy Realty Corp. (REIT) (a)	13,393	413,040
Kite Realty Group Trust (REIT)	14,993	70,917
LaSalle Hotel Properties (REIT)	19,279	449,201
Lexington Realty Trust (REIT) (a)	29,732	193,555
LTC Properties, Inc. (REIT)	6,906	186,876
Medical Properties Trust, Inc. (REIT) (a)	24,540	257,179
MFA Financial, Inc. (REIT)	85,452	628,927
Mid-America Apartment Communities, Inc. (REIT)	8,844	458,031
Mission West Properties, Inc. (REIT)	6,300	43,344
Monmouth Real Estate Investment Corp. "A" (REIT)	5,900	49,619
National Health Investors, Inc. (REIT)	7,996	309,925
National Retail Properties, Inc. (REIT) (a)	25,243	576,298
NorthStar Realty Finance Corp. (REIT) (a)	20,824	87,669
OMEGA Healthcare Investors, Inc. (REIT)	25,882	504,440
Parkway Properties, Inc. (REIT)	7,200	135,216
Pebblebrook Hotel Trust (REIT)*	5,147	108,241
Pennsylvania Real Estate Investment Trust (REIT) (a)	11,883	148,181
Pennymac Mortgage Investment Trust (REIT)*	4,837	80,343
Post Properties, Inc. (REIT)	15,607	343,666
Potlatch Corp. (REIT)	12,358	433,024
PS Business Parks, Inc. (REIT)	5,419	289,375
RAIT Financial Trust (REIT)* (a)	22,200	43,956
Ramco-Gershenson Properties Trust (REIT)	8,539	96,149
Redwood Trust, Inc. (REIT) (a)	23,933	369,047
Resource Capital Corp. (REIT)	6,200	41,912
Saul Centers, Inc. (REIT)	2,116	87,602
Sovran Self Storage, Inc. (REIT)	8,857	308,755
Starwood Property Trust, Inc. (REIT)	13,998	270,161
Strategic Hotels & Resorts, Inc. (REIT)*	14,907	63,355
Sun Communities, Inc. (REIT) (a)	5,500	138,600
Sunstone Hotel Investors, Inc. (REIT)*	31,626	353,262
Tanger Factory Outlet Centers, Inc. (REIT) (a)	12,610	544,248
Terreno Realty Corp. (REIT)*	5,924	116,880
Transcontinental Realty Investors, Inc.*	238	2,980
U-Store-It Trust (REIT)	26,169	188,417
UMH Properties, Inc. (REIT)	2,562	20,931
Universal Health Realty Income Trust (REIT)	3,700	130,758
Urstadt Biddle Properties "A" (REIT)	6,800	107,508
Walter Investment Management Corp. (REIT)	7,418	118,688
Washington Real Estate Investment Trust (REIT)	18,167	555,002
Winthrop Realty Trust (REIT)	3,661	44,078

		20,545,586
Real Estate Management & Development 0.1%
American Realty Investors, Inc.*	631	6,783
Avatar Holdings, Inc.*	2,200	47,828
China Housing & Land Development, Inc.* (a)	8,800	33,440
Consolidated-Tomoka Land Co.	1,775	55,930
Forestar Group, Inc.* (a)	10,262	193,747
Tejon Ranch Co.*	3,600	109,872

		447,600
Thrifts & Mortgage Finance 1.4%
Abington Bancorp., Inc.	6,900	54,510
Astoria Financial Corp.	26,185	379,683
Bank Mutual Corp.	15,731	102,252
BankFinancial Corp.	6,991	64,107
Beneficial Mutual Bancorp., Inc.*	10,900	103,332
Berkshire Hills Bancorp., Inc.	4,540	83,218
Brookline Bancorp., Inc.	17,391	185,040
Brooklyn Federal Bancorp., Inc.	600	5,040
Cheviot Financial Corp.	616	5,680
Clifton Savings Bancorp., Inc. (a)	3,000	27,810
Dime Community Bancshares	8,969	113,278
ESB Financial Corp.	2,879	37,110
ESSA Bancorp., Inc.	4,800	60,192
First Defiance Financial Corp.	2,546	25,766
First Financial Holdings, Inc.	5,422	81,655
First Financial Northwest, Inc.	6,400	43,712
First Financial Service Corp. (a)	1,063	9,301
Flagstar Bancorp., Inc.*	12,550	7,530
Flushing Financial Corp.	9,897	125,296
Fox Chase Bancorp., Inc.*	1,600	17,296
Heritage Financial Group	350	4,228
Home Federal Bancorp., Inc.	5,391	78,223
K-Fed Bancorp.	1,069	9,535
Kearny Financial Corp. (a)	5,796	60,452
Kentucky First Federal Bancorp.	719	7,542
Legacy Bancorp., Inc.	2,224	21,106
Meridian Interstate Bancorp., Inc.*	2,800	29,120
MGIC Investment Corp.* (a)	37,669	413,229
NASB Financial, Inc. (a)	1,000	23,120
NewAlliance Bancshares, Inc. (a)	33,208	419,085
Northeast Community Bancorp., Inc.	1,657	11,914
Northwest Bancshares, Inc.	12,825	150,566
OceanFirst Financial Corp.	2,797	31,774
Ocwen Financial Corp.* (a)	18,756	208,004
Oritani Financial Corp. (a)	3,700	59,459
Provident Financial Services, Inc. (a)	17,701	210,642
Provident New York Bancorp.	11,624	110,196
Prudential Bancorp., Inc. of Pennsylvania	1,086	9,166
Radian Group, Inc. (a)	24,751	387,106
Rockville Financial, Inc.	2,500	30,475
Roma Financial Corp.	2,900	36,366
Territorial Bancorp., Inc.	4,019	76,482
The PMI Group, Inc.*	25,000	135,500
Tree.com, Inc.*	2,019	18,474
TrustCo Bank Corp. (a)	25,183	155,379
United Financial Bancorp., Inc.	5,500	76,890
ViewPoint Financial Group (a)	3,400	55,114
Waterstone Financial, Inc.*	3,020	10,932
Westfield Financial, Inc. (a)	9,900	90,981
WSFS Financial Corp.	2,200	85,800

		4,548,668
Health Care 14.0%
Biotechnology 3.9%
Acorda Therapeutics, Inc.*	11,424	390,701
Affymax, Inc.* (a)	5,656	132,520
Alkermes, Inc.*	27,317	354,302
Allos Therapeutics, Inc.* (a)	18,563	137,923
Alnylam Pharmaceuticals, Inc.* (a)	12,084	205,670
AMAG Pharmaceuticals, Inc.* (a)	6,665	232,675
Amicus Therapeutics, Inc.*	4,973	15,864
Arena Pharmaceuticals, Inc.* (a)	31,114	96,453
ARIAD Pharmaceuticals, Inc.*	28,618	97,301
ArQule, Inc.*	14,500	83,520
Array BioPharma, Inc.*	15,833	43,382
AVI BioPharma, Inc.* (a)	25,167	29,949
BioCryst Pharmaceuticals, Inc.*	6,971	45,799
BioSpecifics Technologies Corp.*	1,133	31,441
Cardium Therapeutics, Inc.* (a)	12,409	5,466
Celera Corp.*	27,580	195,818
Cell Therapeutics, Inc.* (a)	180,019	97,336
Celldex Therapeutics, Inc.*	8,280	50,839
Cepheid, Inc.* (a)	17,257	301,652
Chelsea Therapeutics International Ltd.*	7,764	27,562
Clinical Data, Inc.* (a)	3,500	67,900
Cubist Pharmaceuticals, Inc.*	17,715	399,296
Curis, Inc.* (a)	20,390	62,597
Cytokinetics, Inc.*	14,310	45,792
Cytori Therapeutics, Inc.* (a)	8,857	40,388
Dyax Corp.* (a)	19,302	65,820
Emergent Biosolutions, Inc.*	5,719	96,022
Enzon Pharmaceuticals, Inc.* (a)	15,131	154,034
Exelixis, Inc.*	35,170	213,482
Facet Biotech Corp.* (a)	8,139	219,672
Genomic Health, Inc.* (a)	4,741	83,394
Geron Corp.* (a)	29,822	169,389
GTx, Inc.*	6,746	22,532
Halozyme Therapeutics, Inc.* (a)	21,121	168,757
Hemispherx Biopharma, Inc.*	38,323	28,359
Human Genome Sciences, Inc.* (a)	55,882	1,687,636
Idenix Pharmaceuticals, Inc.*	8,923	25,163
Idera Pharmaceuticals, Inc.* (a)	7,086	44,004
ImmunoGen, Inc.* (a)	17,160	138,824
Immunomedics, Inc.* (a)	20,900	69,388
Incyte Corp.* (a)	28,029	391,285
Infinity Pharmaceuticals, Inc.* (a)	5,685	34,679
Insmed, Inc.*	41,835	49,365
InterMune, Inc.* (a)	13,332	594,207
Ironwood Pharmaceuticals, Inc. "A"*	3,842	52,318
Isis Pharmaceuticals, Inc.* (a)	26,999	294,829
Lexicon Pharmaceuticals, Inc.*	37,812	55,962
Ligand Pharmaceuticals, Inc. "B"*	37,947	66,407
MannKind Corp.* (a)	17,333	113,704
Martek Biosciences Corp.* (a)	9,758	219,653
Maxygen, Inc.*	8,300	54,531
Medivation, Inc.* (a)	9,467	99,309
Metabolix, Inc.* (a)	6,400	77,952
Micromet, Inc.* (a)	18,859	152,381
Molecular Insight Pharmaceuticals, Inc.* (a)	5,200	6,812
Momenta Pharmaceuticals, Inc.* (a)	11,797	176,601
Myriad Pharmaceuticals, Inc.*	7,911	35,758
Nabi Biopharmaceuticals*	11,823	64,672
Nanosphere, Inc.*	3,700	17,723
Neurocrine Biosciences, Inc.*	13,100	33,405
NeurogesX, Inc.* (a)	3,322	31,227
Novavax, Inc.*	21,587	49,866
NPS Pharmaceuticals, Inc.*	15,762	79,440
Omeros Corp.*	3,342	23,528
OncoGenex Pharmaceutical, Inc.*	1,430	29,358
Onyx Pharmaceuticals, Inc.* (a)	19,433	588,431
Opko Health, Inc.* (a)	13,400	26,532
Orexigen Therapeutics, Inc.* (a)	9,747	57,410
Osiris Therapeutics, Inc.* (a)	5,544	41,026
OXiGENE, Inc.* (a)	8,605	10,584
PDL BioPharma, Inc. (a)	36,405	226,075
Pharmasset, Inc.*	6,940	185,992
Poniard Pharmaceuticals, Inc.* (a)	7,511	8,638
Progenics Pharmaceuticals, Inc.* (a)	9,000	47,970
Protalix BioTherapeutics, Inc.* (a)	11,378	74,640
Regeneron Pharmaceuticals, Inc.*	19,315	511,654
Repligen Corp.*	9,600	38,976
Rigel Pharmaceuticals, Inc.*	16,371	130,477
Sangamo BioSciences, Inc.* (a)	13,584	73,625
Savient Pharmaceuticals, Inc.* (a)	21,455	310,025
SciClone Pharmaceuticals, Inc.*	11,399	40,238
Seattle Genetics, Inc.* (a)	27,364	326,726
SIGA Technologies, Inc.* (a)	8,614	57,111
Spectrum Pharmaceuticals, Inc.* (a)	16,223	74,788
StemCells, Inc.* (a)	34,035	39,481
Synta Pharmaceuticals Corp.*	5,100	21,981
Theravance, Inc.* (a)	17,601	234,445
Vanda Pharmaceuticals, Inc.*	8,810	101,667
Vical, Inc.* (a)	10,549	35,445
ZymoGenetics, Inc.*	12,400	71,052

		12,518,583
Health Care Equipment & Supplies 3.5%
Abaxis, Inc.* (a)	7,189	195,469
ABIOMED, Inc.* (a)	10,300	106,399
Accuray, Inc.* (a)	13,189	80,321
AGA Medical Holdings, Inc.*	4,190	68,087
Align Technology, Inc.* (a)	17,355	335,646
Alphatec Holdings, Inc.*	9,553	60,853
American Medical Systems Holdings, Inc.* (a)	23,622	438,897
Analogic Corp.	3,662	156,477
AngioDynamics, Inc.*	6,799	106,200
Atrion Corp.	492	70,376
ATS Medical, Inc.*	15,355	39,923
Bovie Medical Corp.* (a)	5,521	34,506
Cantel Medical Corp.	4,200	83,370
Cardiac Science Corp.*	6,312	11,803
Cardiovascular Systems, Inc.*	2,805	14,895
Conceptus, Inc.* (a)	8,922	178,083
CONMED Corp.*	8,492	202,194
CryoLife, Inc.*	9,900	64,053
Cutera, Inc.*	4,245	44,021
Cyberonics, Inc.* (a)	8,052	154,276
Cynosure, Inc. "A"*	3,600	40,464
Delcath Systems, Inc.* (a)	6,998	56,684
Dexcom, Inc.*	15,389	149,735
Electro-Optical Sciences, Inc.* (a)	5,775	42,850
Endologix, Inc.* (a)	14,308	57,804
EnteroMedics, Inc.*	4,765	2,430
ev3, Inc.*	23,258	368,872
Exactech, Inc.*	2,900	60,813
Greatbatch, Inc.*	6,518	138,116
Haemonetics Corp.*	7,952	454,457
Hansen Medical, Inc.* (a)	8,242	18,874
HeartWare International, Inc.*	1,600	71,152
ICU Medical, Inc.*	3,488	120,162
Immucor, Inc.*	22,004	492,670
Insulet Corp.*	10,595	159,879
Integra LifeSciences Holdings* (a)	5,624	246,500
Invacare Corp. (a)	8,695	230,765
IRIS International, Inc.*	5,900	60,239
Kensey Nash Corp.*	2,700	63,693
MAKO Surgical Corp.* (a)	4,168	56,185
Masimo Corp.	15,476	410,888
Medical Action Industries, Inc.*	3,662	44,933
Meridian Bioscience, Inc. (a)	12,396	252,506
Merit Medical Systems, Inc.*	8,207	125,157
Micrus Endovascular Corp.*	4,130	81,444
Natus Medical, Inc.*	9,400	149,554
Neogen Corp.*	5,618	141,012
NuVasive, Inc.* (a)	11,084	500,997
NxStage Medical, Inc.*	7,485	85,703
OraSure Technologies, Inc.*	16,342	96,908
Orthofix International NV*	5,600	203,728
Orthovita, Inc.*	21,790	92,825
Palomar Medical Technologies, Inc.*	5,929	64,389
Quidel Corp.* (a)	8,600	125,044
Rochester Medical Corp.*	3,230	41,409
Rockwell Medical Technologies, Inc.* (a)	4,547	26,282
RTI Biologics, Inc.*	17,600	76,208
Sirona Dental Systems, Inc.*	5,649	214,831
Somanetics Corp.*	2,771	53,037
SonoSite, Inc.* (a)	3,890	124,908
Spectranetics Corp.*	11,100	76,701
Stereotaxis, Inc.* (a)	9,450	47,344
STERIS Corp.	18,180	611,939
SurModics, Inc.* (a)	5,144	107,715
Symmetry Medical, Inc.*	11,941	119,888
Synovis Life Technologies, Inc.*	3,900	60,567
Thoratec Corp.* (a)	17,743	593,503
TomoTherapy, Inc.*	15,020	51,218
TranS1, Inc.*	4,130	13,422
Utah Medical Products, Inc.	959	26,977
Vascular Solutions, Inc.*	5,235	47,063
Volcano Corp.*	14,793	357,399
West Pharmaceutical Services, Inc. (a)	10,139	425,331
Wright Medical Group, Inc.*	11,381	202,240
Young Innovations, Inc.	1,729	48,689
Zoll Medical Corp.*	7,058	186,049

		11,226,001
Health Care Providers & Services 3.6%
Air Methods Corp.*	3,700	125,800
Alliance HealthCare Services, Inc.*	8,624	48,467
Allied Healthcare International, Inc.*	14,314	38,934
Almost Family, Inc.* (a)	2,521	95,016
Amedisys, Inc.* (a)	8,450	466,609
America Service Group, Inc.	2,655	42,719
American Caresource Holding, Inc.*	3,071	5,436
American Dental Partners, Inc.*	4,113	53,675
AMERIGROUP Corp.* (a)	16,492	548,194
AMN Healthcare Services, Inc.*	10,800	95,040
AmSurg Corp.*	9,174	198,067
Assisted Living Concepts, Inc. "A"*	3,380	110,999
Bio-Reference Laboratories, Inc.*	3,900	171,483
BioScrip, Inc.*	10,874	86,775
Capital Senior Living Corp.*	7,192	37,830
CardioNet, Inc.* (a)	8,231	62,967
Catalyst Health Solutions, Inc.*	11,375	470,697
Centene Corp.*	13,221	317,833
Chemed Corp. (a)	7,069	384,412
Chindex International, Inc.*	4,200	49,602
Clarient, Inc.*	9,648	25,278
Continucare Corp.*	9,074	33,574
CorVel Corp.*	2,450	87,587
Cross Country Healthcare, Inc.*	10,300	104,133
Emergency Medical Services Corp. "A"*	8,726	493,455
Emeritus Corp.*	6,614	134,595
Genoptix, Inc.* (a)	4,812	170,778
Gentiva Health Services, Inc.*	8,794	248,694
Hanger Orthopedic Group, Inc.*	8,343	151,676
Health Grades, Inc.*	7,555	48,050
HEALTHSOUTH Corp.* (a)	28,467	532,333
Healthspring, Inc.*	15,089	265,566
Healthways, Inc.*	9,925	159,495
HMS Holdings Corp.*	7,909	403,280
inVentiv Health, Inc.*	9,680	217,413
IPC The Hospitalist Co.*	4,582	160,874
Kindred Healthcare, Inc.*	11,686	210,932
Landauer, Inc.	2,223	144,984
LCA-Vision, Inc.*	5,151	42,856
LHC Group, Inc.* (a)	4,978	166,912
Magellan Health Services, Inc.*	10,535	458,062
MedCath Corp.*	5,282	55,303
Metropolitan Health Networks, Inc.*	12,654	40,872
Molina Healthcare, Inc.*	4,400	110,748
MWI Veterinary Supply, Inc.*	3,589	144,996
National Healthcare Corp.	2,600	91,988
National Research Corp.	400	10,128
Nighthawk Radiology Holdings, Inc.*	7,773	24,718
NovaMed, Inc.* (a)	6,239	21,213
Odyssey HealthCare, Inc.*	10,952	198,341
Owens & Minor, Inc.	12,622	585,535
PharMerica Corp.*	8,512	155,089
Providence Service Corp.*	3,768	57,236
PSS World Medical, Inc.* (a)	18,458	433,948
Psychiatric Solutions, Inc.*	16,932	504,574
Radnet, Inc.*	9,308	29,599
RehabCare Group, Inc.*	7,730	210,797
Res-Care, Inc.*	8,402	100,740
Select Medical Holdings Corp.*	11,533	97,338
Skilled Healthcare Group, Inc. "A"*	6,600	40,722
Sun Healthcare Group, Inc.*	14,597	139,255
Sunrise Senior Living, Inc.*	14,827	75,914
Team Health Holdings, Inc.*	4,303	72,290
The Ensign Group, Inc.	3,567	61,816
Triple-S Management Corp. "B"*	6,843	121,463
Universal American Financial Corp.*	7,384	113,714
US Physical Therapy, Inc.*	3,900	67,860
Virtual Radiologic Corp.* (a)	2,413	26,543
WellCare Health Plans, Inc.*	13,214	393,777

		11,657,599
Health Care Technology 0.6%
AMICAS, Inc.*	11,146	67,099
athenahealth, Inc.* (a)	10,506	384,099
Computer Programs & Systems, Inc. (a)	2,747	107,353
Eclipsys Corp.*	17,274	343,407
MedAssets, Inc.*	12,023	252,483
Medidata Solutions, Inc.*	2,382	36,206
MedQuist, Inc.	2,760	21,556
Merge Healthcare, Inc.*	8,436	17,463
Omnicell, Inc.*	8,565	120,167
Phase Forward, Inc.*	12,967	169,479
Quality Systems, Inc. (a)	7,314	449,372
Transcend Services, Inc.*	1,972	32,045
Vital Images, Inc.*	4,800	77,616

		2,078,345
Life Sciences Tools & Services 0.8%
Accelrys, Inc.*	8,800	54,208
Affymetrix, Inc.*	23,747	174,303
Albany Molecular Research, Inc.*	7,400	61,790
BioDelivery Sciences International, Inc.*	2,940	11,260
Bruker Corp.*	16,184	237,096
Cambrex Corp.*	10,303	41,727
Dionex Corp.*	5,196	388,557
Enzo Biochem, Inc.*	10,773	64,853
eResearchTechnology, Inc.*	14,300	98,813
Harvard Bioscience, Inc.*	7,721	29,880
Kendle International, Inc.*	5,212	91,106
Luminex Corp.* (a)	12,094	203,542
PAREXEL International Corp.*	17,400	405,594
Sequenom, Inc.* (a)	20,570	129,797
Varian, Inc.* (a)	9,009	466,486

		2,459,012
Pharmaceuticals 1.6%
Acura Pharmaceuticals, Inc.* (a)	2,300	12,397
Adolor Corp.*	17,000	30,600
Akorn, Inc.* (a)	17,000	26,010
Ardea Biosciences, Inc.* (a)	4,720	86,187
ARYx Therapeutics, Inc.*	6,769	5,889
Auxilium Pharmaceuticals, Inc.* (a)	13,551	422,249
AVANIR Pharmaceuticals, Inc. "A"* (a)	19,980	46,354
Biodel, Inc.*	4,905	20,944
BioMimetic Therapeutics, Inc.*	4,736	62,278
BMP Sunstone Corp.*	10,642	53,848
Cadence Pharmaceuticals, Inc.* (a)	8,400	76,692
Caraco Pharmaceutical Laboratories Ltd.*	3,300	19,767
Cornerstone Therapeutics, Inc.*	2,025	12,859
Cumberland Pharmaceuticals, Inc.*	2,656	27,968
Cypress Bioscience, Inc.* (a)	13,200	64,680
DepoMed, Inc.*	16,100	57,155
Discovery Laboratories, Inc.* (a)	39,186	20,377
Durect Corp.*	26,400	79,464
Hi-Tech Pharmacal Co., Inc.*	2,511	55,594
Impax Laboratories, Inc.*	18,477	330,369
Inspire Pharmaceuticals, Inc.*	20,182	125,936
Ista Pharmaceuticals, Inc.*	10,931	44,489
Javelin Pharmaceuticals, Inc.*	14,900	19,221
K-V Pharmaceutical Co. "A"*	12,950	22,792
Lannett Co., Inc.*	3,149	13,383
MAP Pharmaceuticals, Inc.*	2,708	43,030
Matrixx Initiatives, Inc.*	3,744	18,982
Medicines Co.*	17,383	136,283
Medicis Pharmaceutical Corp. "A"	18,710	470,744
MiddleBrook Pharmaceuticals, Inc.*	14,000	4,200
Nektar Therapeutics* (a)	27,843	423,492
Obagi Medical Products, Inc.*	5,800	70,644
Optimer Pharmaceuticals, Inc.*	9,620	118,134
Pain Therapeutics, Inc.*	12,000	75,240
Par Pharmaceutical Companies, Inc.*	10,031	248,769
POZEN, Inc.*	8,900	85,262
Questcor Pharmaceuticals, Inc.*	19,107	157,251
Repros Therapeutics, Inc.* (a)	2,944	1,987
Salix Pharmaceuticals Ltd.* (a)	17,191	640,365
Santarus, Inc.*	16,933	91,099
Sucampo Pharmaceuticals, Inc. "A"*	3,421	12,213
SuperGen, Inc.*	19,104	61,133
ViroPharma, Inc.*	22,780	310,491
VIVUS, Inc.* (a)	26,395	230,164
XenoPort, Inc.*	9,202	85,210

		5,022,195
Industrials 14.9%
Aerospace & Defense 1.7%
AAR Corp.* (a)	12,003	297,914
Aerovironment, Inc.* (a)	4,432	115,720
American Science & Engineering, Inc.	2,693	201,760
Applied Signal Technology, Inc.	4,301	84,214
Argon ST, Inc.*	3,713	98,803
Ascent Solar Technologies, Inc.* (a)	5,087	19,585
Astronics Corp.*	2,973	29,165
Ceradyne, Inc.*	7,288	165,365
Cubic Corp.	5,172	186,192
Curtiss-Wright Corp.	14,157	492,664
DigitalGlobe, Inc.*	4,865	135,977
Ducommun, Inc.	3,300	69,333
DynCorp International, Inc. "A"*	8,200	94,218
Esterline Technologies Corp.*	9,053	447,490
GenCorp, Inc.* (a)	16,583	95,518
GeoEye, Inc.*	5,434	160,303
Global Defense Technology & Systems, Inc.*	1,740	23,316
HEICO Corp. (a)	6,983	360,043
Herley Industries, Inc.*	4,387	64,313
Hexcel Corp.*	30,455	439,770
Ladish Co., Inc.*	5,400	108,864
LMI Aerospace, Inc.*	2,600	48,308
Moog, Inc. "A"*	13,771	487,769
Orbital Sciences Corp.*	17,207	327,105
Stanley, Inc.*	3,805	107,643
Taser International, Inc.* (a)	20,400	119,544
Teledyne Technologies, Inc.*	10,690	441,176
Todd Shipyards Corp.	1,795	29,492
Triumph Group, Inc.	5,100	357,459

		5,609,023
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	18,361	61,877
Atlas Air Worldwide Holdings, Inc.* (a)	6,443	341,801
Dynamex, Inc.*	3,157	54,300
Forward Air Corp.	8,679	228,258
Hub Group, Inc. "A"* (a)	11,309	316,426
Pacer International, Inc.*	11,700	70,434

		1,073,096
Airlines 1.0%
AirTran Holdings, Inc.* (a)	43,344	220,187
Alaska Air Group, Inc.* (a)	11,251	463,879
Allegiant Travel Co.* (a)	4,635	268,181
Hawaiian Holdings, Inc.*	17,208	126,823
JetBlue Airways Corp.* (a)	78,175	436,216
Republic Airways Holdings, Inc.* (a)	11,579	68,548
SkyWest, Inc.	17,152	244,931
UAL Corp.*	50,491	987,099
US Airways Group, Inc.* (a)	49,784	365,912

		3,181,776
Building Products 0.5%
AAON, Inc. (a)	4,153	93,941
American Woodmark Corp.	3,400	65,926
Ameron International Corp.	2,670	167,916
Apogee Enterprises, Inc.	9,343	147,713
Builders FirstSource, Inc.* (a)	5,810	18,301
Gibraltar Industries, Inc.*	7,769	97,967
Griffon Corp.*	11,913	148,436
Insteel Industries, Inc. (a)	5,800	62,002
NCI Building Systems, Inc.*	5,809	64,131
Quanex Building Products Corp.	11,083	183,202
Simpson Manufacturing Co., Inc. (a)	11,118	308,636
Trex Co., Inc.*	5,400	114,966
Universal Forest Products, Inc.	5,790	223,031

		1,696,168
Commercial Services & Supplies 2.2%
ABM Industries, Inc. (a)	13,266	281,239
Acco Brands Corp.*	18,195	139,374
American Reprographics Co.*	12,149	108,976
AMREP Corp.*	800	11,624
APAC Customer Services, Inc.* (a)	8,339	47,949
ATC Technology Corp.*	5,653	97,005
Bowne & Co., Inc.	12,793	142,770
Cenveo, Inc.*	15,962	138,231
Clean Harbors, Inc.*	6,362	353,473
Consolidated Graphics, Inc.*	3,300	136,653
Cornell Companies, Inc.*	3,600	65,916
Courier Corp.	3,250	53,657
Deluxe Corp. (a)	14,867	288,717
EnergySolutions	25,503	163,984
EnerNOC, Inc.* (a)	3,740	111,003
Ennis, Inc.	8,596	139,857
Fuel Tech, Inc.*	5,900	47,318
G & K Services, Inc. "A"	4,418	114,338
Healthcare Services Group, Inc.	11,886	266,128
Heritage-Crystal Clean, Inc.*	637	7,198
Herman Miller, Inc.	16,510	298,171
HNI Corp. (a)	14,122	376,069
Innerworkings, Inc.*	8,691	45,193
Interface, Inc. "A"	16,041	185,755
Kimball International, Inc. "B"	10,100	70,195
Knoll, Inc.	15,541	174,836
M&F Worldwide Corp.*	3,600	110,160
McGrath Rentcorp.	7,800	188,994
Metalico, Inc.*	8,400	50,316
Mine Safety Appliances Co.	8,006	223,848
Mobile Mini, Inc.* (a)	11,751	182,023
Multi-Color Corp.	3,300	39,534
North American Galvanizing & Coatings, Inc.*	4,004	22,262
Perma-Fix Environmental Services, Inc.*	17,632	39,496
Rollins, Inc. (a)	12,300	266,664
Schawk, Inc.	4,900	88,837
Standard Parking Corp.*	2,377	39,030
Standard Register Co.	5,456	29,190
Steelcase, Inc. "A"	23,598	152,679
Sykes Enterprises, Inc.*	11,859	270,860
Team, Inc.*	5,268	87,396
Tetra Tech, Inc.*	18,890	435,226
The Geo Group, Inc.*	16,347	323,997
United Stationers, Inc.*	7,401	435,549
US Ecology, Inc.	6,031	97,099
Viad Corp.	6,881	141,405
Waste Services, Inc.*	6,668	65,946

		7,156,140
Construction & Engineering 0.9%
Argan, Inc.*	2,332	30,316
Comfort Systems USA, Inc.	12,725	158,935
Dycom Industries, Inc.*	12,874	112,905
EMCOR Group, Inc.* (a)	20,673	509,176
Furmanite Corp.*	12,033	62,451
Granite Construction, Inc.	10,960	331,211
Great Lakes Dredge & Dock Co.	13,297	69,809
Insituform Technologies, Inc. "A"* (a)	11,787	313,652
Integrated Electrical Services, Inc.*	2,254	12,735
Layne Christensen Co.*	6,438	171,959
MasTec, Inc.*	17,233	217,308
Michael Baker Corp.*	2,529	87,200
MYR Group, Inc.*	5,680	92,641
Northwest Pipe Co.*	3,200	69,920
Orion Marine Group, Inc.*	8,800	158,840
Pike Electric Corp.*	5,308	49,471
Primoris Services Corp.	3,125	24,188
Sterling Construction Co., Inc.*	4,300	67,596
Tutor Perini Corp.*	8,534	185,615

		2,725,928
Electrical Equipment 2.1%
A.O. Smith Corp.	6,687	351,536
Acuity Brands, Inc. (a)	12,872	543,327
Advanced Battery Technologies, Inc.* (a)	15,400	60,060
American Superconductor Corp.* (a)	13,632	393,965
AZZ, Inc.	4,016	135,942
Baldor Electric Co. (a)	14,663	548,396
Belden, Inc.	14,572	400,147
Brady Corp. "A"	14,957	465,462
Broadwind Energy, Inc.*	10,474	46,819
Chase Corp.	1,840	23,221
China BAK Battery, Inc.* (a)	11,800	28,438
Encore Wire Corp.	3,804	79,123
Ener1, Inc.* (a)	15,938	75,387
Energy Conversion Devices, Inc.* (a)	15,310	119,877
EnerSys*	11,993	295,747
Evergreen Solar, Inc.* (a)	64,608	73,007
Franklin Electric Co., Inc.	7,600	227,924
FuelCell Energy, Inc.* (a)	21,900	61,758
Fushi Copperweld, Inc.*	5,100	57,222
Generac Holdings, Inc.*	4,446	62,288
GrafTech International Ltd.*	37,909	518,216
GT Solar International, Inc.* (a)	10,371	54,240
Harbin Electric, Inc.* (a)	4,868	105,100
II-VI, Inc.*	7,239	244,968
LaBarge, Inc.*	4,103	45,338
LSI Industries, Inc.	6,275	42,796
Microvision, Inc.* (a)	30,662	86,467
Orion Energy Systems, Inc.*	5,446	26,685
Polypore International, Inc.*	7,565	132,085
Powell Industries, Inc.*	1,689	54,943
PowerSecure International, Inc.*	5,412	42,647
Preformed Line Products Co.	800	30,520
Regal-Beloit Corp.	11,220	666,580
SatCon Technology Corp.* (a)	16,612	40,367
Ultralife Corp.* (a)	4,000	16,040
Valence Technology, Inc.* (a)	16,500	14,025
Vicor Corp.*	6,305	87,072
Woodward Governor Co.	18,004	575,768

		6,833,503
Industrial Conglomerates 0.3%
Otter Tail Corp. (a)	10,864	238,574
Raven Industries, Inc. (a)	4,630	136,539
Seaboard Corp.	109	141,602
Standex International Corp.	4,008	103,286
Tredegar Corp.	8,255	140,995
United Capital Corp.*	400	9,488

		770,484
Machinery 2.6%
3D Systems Corp.*	5,900	80,535
Actuant Corp. "A"	20,883	408,263
Alamo Group, Inc.	49	979
Albany International Corp. "A"	7,818	168,322
Altra Holdings, Inc.*	7,039	96,645
American Railcar Industries, Inc.	3,400	41,344
Ampco-Pittsburgh Corp.	3,000	74,460
Astec Industries, Inc.* (a)	6,067	175,700
Badger Meter, Inc. (a)	4,296	165,439
Barnes Group, Inc.	14,063	273,525
Blount International, Inc.*	12,802	132,629
Briggs & Stratton Corp. (a)	14,557	283,861
Cascade Corp.	2,953	95,116
Chart Industries, Inc.*	9,500	190,000
China Fire & Security Group, Inc.* (a)	4,594	59,584
CIRCOR International, Inc.	4,670	155,091
CLARCOR, Inc.	15,931	549,460
Colfax Corp.*	7,500	88,275
Columbus McKinnon Corp.*	6,600	104,742
Duoyuan Printing, Inc.*	3,012	32,530
Dynamic Materials Corp.	4,500	70,290
Energy Recovery, Inc.* (a)	11,064	69,703
EnPro Industries, Inc.* (a)	6,600	191,928
ESCO Technologies, Inc.	7,542	239,911
Federal Signal Corp.	16,269	146,584
Flow International Corp.*	11,800	35,518
Force Protection, Inc.*	18,840	113,417
FreightCar America, Inc.	4,189	101,206
Gorman-Rupp Co. (a)	4,757	121,018
Graham Corp.	3,600	64,764
Greenbrier Companies, Inc.*	5,459	60,104
Hurco Companies, Inc.*	2,400	40,392
John Bean Technologies Corp.	9,203	161,421
K-Tron International, Inc.*	800	119,976
Kadant, Inc.*	2,273	32,754
Kaydon Corp.	10,552	396,755
L.B. Foster Co. "A"*	3,400	98,226
Lindsay Corp. (a)	4,150	171,851
Met-Pro Corp.	4,600	45,080
Middleby Corp.* (a)	4,629	266,584
Miller Industries, Inc.	3,148	39,130
Mueller Industries, Inc.	11,477	307,469
Mueller Water Products, Inc. "A"	50,551	241,634
NACCO Industries, Inc. "A"	1,725	127,909
Nordson Corp.	10,164	690,339
Omega Flex, Inc.	800	8,400
PMFG, Inc.*	4,000	52,920
Portec Rail Products, Inc.	2,033	23,623
RBC Bearings, Inc.*	6,227	198,454
Robbins & Myers, Inc.	7,486	178,316
Sauer-Danfoss, Inc.*	4,188	55,617
SmartHeat, Inc.*	2,166	23,263
Sun Hydraulics Corp. (a)	4,050	105,219
Tecumseh Products Co. "A"*	6,121	75,105
Tennant Co.	6,217	170,284
The Eastern Co.	1,890	25,591
Titan International, Inc. (a)	12,241	106,864
TriMas Corp.*	4,790	31,087
Twin Disc, Inc.	3,300	40,326
Watts Water Technologies, Inc. "A" (a)	8,317	258,326

		8,483,858
Marine 0.2%
American Commercial Lines, Inc.*	2,968	74,497
Eagle Bulk Shipping, Inc.* (a)	21,171	112,418
Genco Shipping & Trading Ltd.*	8,466	178,717
Horizon Lines, Inc. "A" (a)	9,164	49,852
International Shipholding Corp.	1,844	54,195
Ultrapetrol Bahamas Ltd.*	7,200	39,528

		509,207
Professional Services 1.3%
Acacia Research*	10,598	114,776
Administaff, Inc.	6,980	148,953
Barrett Business Services, Inc.	2,358	31,974
CBIZ, Inc.*	14,728	96,763
CDI Corp.	3,926	57,555
COMSYS IT Partners, Inc.*	5,274	92,190
Corporate Executive Board Co.	10,329	274,648
CoStar Group, Inc.* (a)	6,033	250,490
CRA International, Inc.*	3,700	84,804
Diamond Management & Technology Consultants, Inc.	7,599	59,652
Exponent, Inc.*	3,138	89,496
Franklin Covey Co.*	4,046	32,125
GP Strategies Corp.*	4,947	41,357
Heidrick & Struggles International, Inc.	5,644	158,201
Hill International, Inc.*	7,997	46,623
Huron Consulting Group, Inc.* (a)	7,194	146,038
ICF International, Inc.*	2,898	71,986
Kelly Services, Inc. "A"*	8,600	143,276
Kforce, Inc.*	9,400	142,974
Korn/Ferry International*	13,294	234,639
Mistras Group, Inc.*	1,942	19,401
Navigant Consulting, Inc.*	15,086	182,993
Odyssey Marine Exploration, Inc.* (a)	16,500	21,615
On Assignment, Inc.*	11,900	84,847
Resources Connection, Inc.*	13,994	268,265
School Specialty, Inc.*	6,200	140,802
SFN Group, Inc.*	13,157	105,388
The Advisory Board Co.*	4,022	126,693
Towers Watson & Co. "A"	12,994	617,215
TrueBlue, Inc.*	14,411	223,371
Volt Information Sciences, Inc.*	4,400	44,924
VSE Corp.	1,200	49,392

		4,203,426
Road & Rail 1.0%
AMERCO*	3,000	162,870
Arkansas Best Corp. (a)	7,636	228,164
Avis Budget Group, Inc.* (a)	31,640	363,860
Celadon Group, Inc.*	7,400	103,156
Dollar Thrifty Automotive Group, Inc.* (a)	8,772	281,844
Genesee & Wyoming, Inc. "A"*	11,223	382,929
Heartland Express, Inc. (a)	15,700	259,050
Knight Transportation, Inc. (a)	17,676	372,787
Marten Transport Ltd.*	5,083	100,186
Old Dominion Freight Line, Inc.* (a)	8,342	278,539
Patriot Transportation Holding, Inc.*	400	33,792
RailAmerica, Inc.*	5,852	69,054
Saia, Inc.*	4,549	63,140
Universal Truckload Services, Inc.*	2,210	38,852
USA Truck, Inc.*	2,424	39,172
Werner Enterprises, Inc. (a)	13,120	303,990
YRC Worldwide, Inc.*	277,660	150,991

		3,232,376
Trading Companies & Distributors 0.8%
Aceto Corp.	8,081	48,809
Aircastle Ltd.	15,479	146,586
Applied Industrial Technologies, Inc.	11,975	297,579
Beacon Roofing Supply, Inc.*	13,319	254,792
BlueLinx Holdings, Inc.*	3,450	13,145
CAI International, Inc.*	2,942	36,245
DXP Enterprises, Inc.*	2,600	33,202
H&E Equipment Services, Inc.*	7,297	78,662
Houston Wire & Cable Co. (a)	5,900	68,322
Interline Brands, Inc.*	9,437	180,624
Kaman Corp.	7,659	191,552
Lawson Products, Inc.	1,100	17,017
RSC Holdings, Inc.* (a)	16,194	128,904
Rush Enterprises, Inc. "A"*	10,540	139,233
TAL International Group, Inc.	4,924	98,382
Textainer Group Holdings Ltd.	2,700	58,185
Titan Machinery, Inc.* (a)	4,470	61,194
United Rentals, Inc.*	19,884	186,512
Watsco, Inc. (a)	8,260	469,829
Willis Lease Finance Corp.*	1,424	22,471

		2,531,245
Information Technology 17.5%
Communications Equipment 2.9%
3Com Corp.*	118,196	908,927
Acme Packet, Inc.*	10,875	209,670
ADC Telecommunications, Inc.* (a)	27,013	197,465
ADTRAN, Inc. (a)	16,412	432,456
Airvana, Inc.*	8,143	62,375
Anaren, Inc.*	4,870	69,349
Arris Group, Inc.* (a)	38,590	463,466
Aruba Networks, Inc.* (a)	16,623	227,070
Aviat Networks, Inc.*	19,500	129,285
Bel Fuse, Inc. "B"	1,943	39,151
BigBand Networks, Inc.*	12,600	44,478
Black Box Corp.	4,992	153,554
Blue Coat Systems, Inc.*	12,358	383,592
Cogo Group, Inc.*	4,890	34,181
Communications Systems, Inc.	1,771	22,899
Comtech Telecommunications Corp.* (a)	9,028	288,806
DG Fastchannel, Inc.*	5,905	188,665
Digi International, Inc.*	8,000	85,120
EMCORE Corp.* (a)	24,473	29,612
EMS Technologies, Inc.*	5,000	83,000
Emulex Corp.*	25,497	338,600
Extreme Networks, Inc.*	29,800	91,486
Globecomm Systems, Inc.*	6,761	51,992
Harmonic, Inc.*	31,637	199,630
Hughes Communications, Inc.*	2,928	81,545
Infinera Corp.* (a)	25,428	216,647
InterDigital, Inc.* (a)	13,506	376,277
Ixia*	10,311	95,583
KVH Industries, Inc.*	4,433	58,471
Loral Space & Communications, Inc.*	3,722	130,717
NETGEAR, Inc.*	10,363	270,474
Network Equipment Technologies, Inc.*	9,355	51,546
Oplink Communications, Inc.*	6,750	125,145
OpNext, Inc.*	7,700	18,172
Palm, Inc.* (a)	51,824	194,858
ParkerVision, Inc.* (a)	9,458	16,079
PC-Tel, Inc.*	6,200	38,316
Plantronics, Inc.	14,509	453,842
Polycom, Inc.* (a)	25,323	774,377
Powerwave Technologies, Inc.*	43,894	54,868
Riverbed Technology, Inc.*	17,235	489,474
SeaChange International, Inc.*	11,000	78,980
ShoreTel, Inc.*	14,764	97,590
Sonus Networks, Inc.* (a)	68,918	179,876
Sycamore Networks, Inc.	6,462	129,951
Symmetricom, Inc.*	9,854	57,449
Tekelec* (a)	19,575	355,482
UTStarcom, Inc.* (a)	37,400	104,346
ViaSat, Inc.* (a)	9,645	333,813

		9,518,707
Computers & Peripherals 0.8%
3PAR, Inc.* (a)	9,155	91,550
ActivIdentity Corp.*	14,590	41,436
Adaptec, Inc.*	40,600	132,762
Avid Technology, Inc.* (a)	9,300	128,154
Compellent Technologies, Inc.*	5,572	97,789
Cray, Inc.*	11,300	67,235
Electronics for Imaging, Inc.*	11,386	132,419
Imation Corp.*	9,500	104,595
Immersion Corp.*	10,400	52,000
Intermec, Inc.*	19,564	277,418
Intevac, Inc.*	7,200	99,504
Isilon Systems, Inc.*	8,304	71,497
Netezza Corp.*	12,046	154,068
Novatel Wireless, Inc.*	10,200	68,646
Quantum Corp.* (a)	66,100	173,843
Rimage Corp.*	3,137	45,361
Silicon Graphics International Corp.*	10,300	110,107
STEC, Inc.* (a)	8,118	97,254
Stratasys, Inc.*	6,700	163,346
Super Micro Computer, Inc.*	7,200	124,416
Synaptics, Inc.* (a)	10,620	293,218

		2,526,618
Electronic Equipment, Instruments & Components 2.0%
Agilysys, Inc.	5,675	63,390
Anixter International, Inc.*	9,304	435,892
Benchmark Electronics, Inc.*	20,610	427,451
Brightpoint, Inc.*	10,803	81,347
Checkpoint Systems, Inc.*	11,348	251,018
China Security & Surveillance Technology, Inc.* (a)	14,314	110,075
Cogent, Inc.*	14,321	146,074
Cognex Corp.	11,863	219,347
Coherent, Inc.*	6,382	203,969
Comverge, Inc.* (a)	6,718	75,981
CPI International, Inc.*	2,800	37,128
CTS Corp.	11,090	104,468
Daktronics, Inc.	11,000	83,820
DDi Corp.*	4,353	24,682
DTS, Inc.* (a)	5,761	196,104
Echelon Corp.* (a)	10,790	96,786
Electro Rent Corp.	4,250	55,803
Electro Scientific Industries, Inc.*	9,056	116,007
FARO Technologies, Inc.*	4,611	118,733
ICx Technologies, Inc.* (a)	3,800	26,486
Insight Enterprises, Inc.*	13,527	194,248
IPG Photonics Corp.*	7,645	113,146
L-1 Identity Solutions, Inc.* (a)	20,362	181,833
Littelfuse, Inc.*	6,477	246,191
Maxwell Technologies, Inc.* (a)	7,476	92,628
Measurement Specialties, Inc.*	4,637	68,210
Mercury Computer Systems, Inc.*	7,527	103,270
Methode Electronics, Inc.	12,556	124,304
MTS Systems Corp.	3,983	115,626
Multi-Fineline Electronix, Inc.*	3,238	83,411
Newport Corp.*	11,900	148,750
OSI Systems, Inc.*	5,100	143,055
PAR Technology Corp.*	2,464	14,907
Park Electrochemical Corp.	5,216	149,908
PC Connection, Inc.*	2,400	14,880
PC Mall, Inc.*	3,500	17,710
Plexus Corp.* (a)	12,383	446,159
Power-One, Inc.* (a)	24,952	105,297
RadiSys Corp.*	7,474	66,967
RAE Systems, Inc.*	12,612	10,279
Rofin-Sinar Technologies, Inc.* (a)	8,642	195,482
Rogers Corp.*	5,200	150,852
ScanSource, Inc.*	7,673	220,829
Smart Modular Technologies (WWH), Inc.*	9,226	71,132
Spectrum Control, Inc.*	4,034	47,157
SYNNEX Corp.* (a)	5,460	161,398
Technitrol, Inc. (a)	13,727	72,479
TTM Technologies, Inc.* (a)	12,511	111,098
Universal Display Corp.* (a)	9,815	115,523
X-Rite, Inc.*	7,808	23,658
Zygo Corp.*	4,200	38,766

		6,523,714
Internet Software & Services 1.8%
Ancestry.com, Inc.*	1,793	30,391
Archipelago Learning, Inc.*	1,675	24,422
Art Technology Group, Inc.*	49,577	218,635
comScore, Inc.*	7,210	120,335
Constant Contact, Inc.* (a)	6,667	154,808
DealerTrack Holdings, Inc.*	11,217	191,586
Dice Holdings, Inc.*	5,000	38,000
Digital River, Inc.* (a)	11,721	355,146
DivX, Inc.*	10,606	75,939
EarthLink, Inc.	33,393	285,176
GSI Commerce, Inc.* (a)	9,390	259,821
Imergent, Inc.	2,421	16,293
InfoSpace, Inc.*	9,051	100,014
Innodata Isogen, Inc.*	6,834	27,678
Internap Network Services Corp.*	10,037	56,207
Internet Brands, Inc. "A"* (a)	9,030	83,257
Internet Capital Group, Inc.*	12,300	103,935
iPass, Inc.*	15,942	18,333
j2 Global Communications, Inc.* (a)	13,650	319,410
Keynote Systems, Inc.	4,200	47,838
Limelight Networks, Inc.*	10,780	39,455
Liquidity Services, Inc.*	4,900	56,546
LivePerson, Inc.*	13,480	103,392
LogMeIn, Inc.*	2,437	50,422
LoopNet, Inc.*	4,553	51,176
Marchex, Inc. "B"	6,600	33,726
MercadoLibre, Inc.*	8,111	391,031
ModusLink Global Solutions, Inc.*	15,310	129,063
Move, Inc.*	51,757	108,172
NIC, Inc.	16,841	132,539
OpenTable, Inc.*	1,095	41,752
Openwave Systems, Inc.*	27,507	63,266
Perficient, Inc.*	6,793	76,557
QuinStreet, Inc.*	2,340	39,803
Rackspace Hosting, Inc.*	20,999	393,311
RealNetworks, Inc.*	22,108	106,782
Saba Software, Inc.*	7,942	39,313
SAVVIS, Inc.*	12,000	198,000
Stamps.com, Inc.*	4,017	40,572
Support.com, Inc.*	13,900	45,453
Switch & Data Facilities Co.*	6,600	117,216
TechTarget, Inc.*	3,400	17,782
Terremark Worldwide, Inc.*	17,928	125,675
The Knot, Inc.*	10,300	80,546
Travelzoo, Inc.*	1,743	26,162
United Online, Inc.	24,803	185,527
ValueClick, Inc.*	27,650	280,371
Vocus, Inc.*	5,600	95,480
Web.com Group, Inc.*	8,900	48,505
Zix Corp.* (a)	20,485	47,320

		5,692,139
IT Services 2.1%
Acxiom Corp.*	20,841	373,887
CACI International, Inc. "A"*	9,452	461,730
Cass Information Systems, Inc.	2,724	84,853
China Information Security Technology, Inc.*	8,580	43,329
CIBER, Inc.*	22,658	84,741
Computer Task Group, Inc.*	4,676	33,901
CSG Systems International, Inc.*	10,384	217,649
CyberSource Corp.* (a)	21,431	378,043
Dynamics Research Corp.*	2,685	30,260
Echo Global Logistics, Inc.*	2,024	26,130
eLoyalty Corp.*	2,008	11,305
Euronet Worldwide, Inc.* (a)	15,444	284,633
Exlservice Holdings, Inc.*	3,895	64,969
Forrester Research, Inc.*	5,200	156,364
Gartner, Inc.*	21,342	474,646
Global Cash Access Holdings, Inc.*	10,296	84,118
Heartland Payment Systems, Inc.	10,677	198,592
iGATE Corp.	7,431	72,304
infoGROUP, Inc.*	11,299	88,132
Information Services Group, Inc.*	7,395	25,217
Integral Systems, Inc.*	3,400	32,742
Lionbridge Technologies, Inc.*	18,628	67,620
ManTech International Corp. "A"*	6,810	332,532
MAXIMUS, Inc.	5,327	324,574
MoneyGram International, Inc.* (a)	26,867	102,363
NCI, Inc. "A"*	2,128	64,329
Ness Technologies, Inc.*	12,800	80,768
Online Resources Corp.*	8,500	34,255
RightNow Technologies, Inc.*	6,050	108,053
Sapient Corp.	25,177	230,118
SRA International, Inc. "A"*	12,306	255,842
StarTek, Inc.*	3,805	26,445
Syntel, Inc.	4,270	164,267
TeleTech Holdings, Inc.*	10,888	185,967
The Hackett Group, Inc.*	12,400	34,472
Tier Technologies, Inc. "B"*	5,650	44,974
TNS, Inc.*	8,284	184,733
Unisys Corp.*	12,698	443,033
VeriFone Holdings, Inc.* (a)	22,250	449,672
Virtusa Corp.*	4,203	43,333
Wright Express Corp.*	11,882	357,886

		6,762,781
Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	6,797	94,138
Advanced Analogic Technologies, Inc.*	14,154	49,397
Advanced Energy Industries, Inc.*	9,213	152,567
Amkor Technology, Inc.* (a)	32,565	230,235
ANADIGICS, Inc.*	21,044	102,274
Applied Micro Circuits Corp.*	18,548	160,069
Atheros Communications* (a)	20,698	801,220
ATMI, Inc.*	9,157	176,822
Brooks Automation, Inc.*	18,225	160,745
Cabot Microelectronics Corp.*	6,843	258,871
Cavium Networks, Inc.* (a)	10,841	269,507
CEVA, Inc.*	6,200	72,292
Cirrus Logic, Inc.*	21,500	180,385
Cohu, Inc.	7,483	103,041
Cymer, Inc.*	9,086	338,908
Diodes, Inc.*	10,706	239,814
DSP Group, Inc.*	7,600	63,308
Entegris, Inc.*	42,748	215,450
Entropic Communications, Inc.*	17,405	88,417
Exar Corp.*	11,876	83,726
FEI Co.*	11,650	266,902
FormFactor, Inc.* (a)	15,098	268,140
GSI Technology, Inc.*	5,571	25,961
Hittite Microwave Corp.*	6,235	274,153
IXYS Corp.*	7,900	67,466
Kopin Corp.*	21,800	80,660
Kulicke & Soffa Industries, Inc.*	20,382	147,770
Lattice Semiconductor Corp.*	38,100	139,827
MEMSIC, Inc.*	4,655	14,849
Micrel, Inc.	15,100	160,966
Microsemi Corp.*	25,329	439,205
Microtune, Inc.*	16,500	45,045
MIPS Technologies, Inc.*	9,606	42,843
MKS Instruments, Inc.*	15,821	309,933
Monolithic Power Systems, Inc.*	10,312	229,958
Netlogic Microsystems, Inc.* (a)	14,938	439,625
NVE Corp.* (a)	1,553	70,351
OmniVision Technologies, Inc.*	14,267	245,107
Pericom Semiconductor Corp.*	8,200	87,822
Photronics, Inc.* (a)	13,946	70,985
PLX Technology, Inc.*	10,985	57,891
Power Integrations, Inc. (a)	7,290	300,348
RF Micro Devices, Inc.* (a)	82,348	410,093
Rubicon Technology, Inc.* (a)	4,200	84,840
Rudolph Technologies, Inc.*	10,155	87,028
Semtech Corp.*	17,930	312,520
Sigma Designs, Inc.* (a)	8,939	104,854
Silicon Image, Inc.*	25,100	75,802
Silicon Storage Technology, Inc.*	13,838	42,068
Skyworks Solutions, Inc.* (a)	51,737	807,097
Standard Microsystems Corp.*	7,261	169,036
Supertex, Inc.*	3,648	93,352
Techwell, Inc.*	5,200	97,240
Tessera Technologies, Inc.*	15,084	305,904
Trident Microsystems, Inc.*	22,400	38,976
TriQuint Semiconductor, Inc.*	44,341	310,387
Ultratech, Inc.*	7,928	107,821
Veeco Instruments, Inc.* (a)	12,083	525,610
Virage Logic Corp.*	4,937	38,805
Volterra Semiconductor Corp.*	7,600	190,760
White Electronic Designs Corp.*	7,034	49,238
Zoran Corp.*	14,486	155,869

		11,634,293
Software 4.3%
ACI Worldwide, Inc.*	10,262	211,500
Actuate Corp.*	14,800	82,732
Advent Software, Inc.* (a)	4,537	203,031
American Software, Inc. "A"	6,800	39,508
ArcSight, Inc.*	5,199	146,352
Ariba, Inc.*	27,729	356,318
AsiaInfo Holdings, Inc.* (a)	9,788	259,186
Blackbaud, Inc. (a)	13,370	336,790
Blackboard, Inc.* (a)	9,887	411,892
Bottomline Technologies, Inc.*	8,300	139,689
Callidus Software, Inc.*	9,100	33,033
China TransInfo Technology Corp.* (a)	2,844	19,169
Chordiant Software, Inc.*	5,102	25,867
Commvault Systems, Inc.* (a)	12,906	275,543
Concur Technologies, Inc.* (a)	12,555	514,881
Deltek, Inc.*	4,720	36,061
DemandTec, Inc.*	6,500	45,175
Double-Take Software, Inc.*	3,672	32,717
Ebix, Inc.* (a)	6,702	107,031
Epicor Software Corp.*	15,615	149,279
EPIQ Systems, Inc.*	8,551	106,289
ePlus, Inc.*	1,066	18,708
Fair Isaac Corp. (a)	14,888	377,262
FalconStor Software, Inc.*	12,193	42,432
Fortinet, Inc.*	4,183	73,537
GSE Systems, Inc.*	5,077	27,467
Informatica Corp.*	26,547	713,052
Interactive Intelligence, Inc.*	4,200	78,498
Jack Henry & Associates, Inc.	25,558	614,925
JDA Software Group, Inc.*	10,215	284,181
Kenexa Corp.*	7,433	102,204
Lawson Software, Inc.*	43,401	286,881
Manhattan Associates, Inc.*	6,656	169,595
Mentor Graphics Corp.*	29,420	235,948
MicroStrategy, Inc. "A"*	2,737	232,837
Monotype Imaging Holdings, Inc.*	7,097	69,054
Net 1 UEPS Technologies, Inc.*	10,207	187,707
NetScout Systems, Inc.*	6,797	100,528
NetSuite, Inc.* (a)	5,484	79,737
OPNET Technologies, Inc.	4,186	67,478
Parametric Technology Corp.*	36,012	650,017
Pegasystems, Inc.	5,017	185,629
Pervasive Software, Inc.*	4,735	23,959
Phoenix Technologies Ltd.*	10,100	32,522
Progress Software Corp.*	12,182	382,880
PROS Holdings, Inc.*	6,260	61,849
QAD, Inc.	3,400	17,850
Quest Software, Inc.*	18,646	331,712
Radiant Systems, Inc.*	9,097	129,814
Renaissance Learning, Inc.	2,200	35,706
Rosetta Stone, Inc.* (a)	2,203	52,387
S1 Corp.*	17,650	104,135
Smith Micro Software, Inc.*	9,500	83,980
Solarwinds, Inc.* (a)	4,121	89,261
Solera Holdings, Inc.	21,461	829,468
SonicWALL, Inc.*	17,800	154,682
Sourcefire, Inc.* (a)	7,366	169,050
SRS Labs, Inc.*	3,541	35,198
SuccessFactors, Inc.* (a)	14,888	283,467
Symyx Technologies, Inc.*	11,470	51,500
Synchronoss Technologies, Inc.*	5,078	98,361
Take-Two Interactive Software, Inc.* (a)	23,106	227,594
Taleo Corp. "A"*	12,313	319,030
TeleCommunication Systems, Inc. "A"*	12,735	93,348
THQ, Inc.* (a)	22,281	156,190
TIBCO Software, Inc.*	50,919	549,416
TiVo, Inc.*	34,500	590,640
Tyler Technologies, Inc.*	9,211	172,614
Ultimate Software Group, Inc.* (a)	7,072	233,022
Unica Corp.*	4,100	36,449
VASCO Data Security International, Inc.* (a)	8,822	72,781
Websense, Inc.*	13,353	304,048

		13,852,633
Materials 4.5%
Chemicals 2.2%
A. Schulman, Inc.	6,579	160,988
American Vanguard Corp. (a)	6,533	53,244
Ampal-American Israel Corp. "A"* (a)	6,562	18,242
Arch Chemicals, Inc.	7,930	272,713
Balchem Corp.	8,058	198,630
Calgon Carbon Corp.* (a)	16,669	285,373
China Green Agriculture, Inc.* (a)	3,280	45,920
Ferro Corp.*	25,895	227,617
H.B. Fuller Co.	14,201	329,605
Hawkins, Inc. (a)	2,826	68,389
ICO, Inc. (a)	8,000	64,640
Innophos Holdings, Inc.	5,733	159,951
Innospec, Inc.*	8,100	92,016
Koppers Holdings, Inc.	5,995	169,778
Kraton Performance Polymers, Inc.*	2,800	50,008
Landec Corp.*	8,547	56,667
LSB Industries, Inc.*	5,800	88,392
Minerals Technologies, Inc.	5,578	289,163
NewMarket Corp.	3,159	325,345
NL Industries, Inc.	1,832	15,719
Olin Corp.	24,744	485,477
OM Group, Inc.*	8,893	301,295
Omnova Solutions, Inc.*	14,403	113,064
PolyOne Corp.*	27,108	277,586
Quaker Chemical Corp.	2,607	70,676
Rockwood Holdings, Inc.*	15,182	404,145
Sensient Technologies Corp.	15,101	438,835
ShengdaTech, Inc.* (a)	9,400	70,406
Solutia, Inc.*	37,149	598,470
Spartech Corp.*	10,200	119,340
Stepan Co.	2,438	136,260
STR Holdings, Inc.*	3,240	76,140
W.R. Grace & Co.*	21,958	609,554
Westlake Chemical Corp. (a)	6,491	167,403
Zep, Inc.	7,176	157,011
Zoltek Companies, Inc.* (a)	9,700	93,508

		7,091,570
Construction Materials 0.1%
Headwaters, Inc.*	18,748	86,054
Texas Industries, Inc. (a)	7,048	240,830
United States Lime & Minerals, Inc.*	566	21,887
US Concrete, Inc.* (a)	13,500	5,130

		353,901
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,734	45,119
Boise, Inc.* (a)	9,600	58,848
Bway Holding Co.*	2,458	49,406
Graham Packaging Co., Inc.*	4,730	59,361
Graphic Packaging Holding Co.*	29,751	107,401
Myers Industries, Inc.	10,497	110,009
Rock-Tenn Co. "A"	11,623	529,660
Silgan Holdings, Inc.	8,205	494,187

		1,453,991
Metals & Mining 1.0%
A.M. Castle & Co.*	5,489	71,796
Allied Nevada Gold Corp.* (a)	17,685	293,040
AMCOL International Corp.	6,947	188,958
Brush Engineered Materials, Inc.*	6,600	148,962
Century Aluminum Co.* (a)	16,690	229,654
China Precision Steel, Inc.*	9,934	20,861
Coeur d'Alene Mines Corp.* (a)	25,850	387,233
General Moly, Inc.* (a)	21,500	71,380
General Steel Holdings, Inc.* (a)	4,932	20,271
Haynes International, Inc.	3,245	115,295
Hecla Mining Co.* (a)	71,110	388,972
Horsehead Holding Corp.*	14,239	168,590
Kaiser Aluminum Corp. (a)	4,578	176,573
Olympic Steel, Inc.	3,000	97,950
Paramount Gold and Silver Corp.* (a)	20,369	28,313
RTI International Metals, Inc.*	8,832	267,875
Stillwater Mining Co.* (a)	13,598	176,502
Sutor Technology Group Ltd.* (a)	3,600	10,440
Universal Stainless & Alloy Products, Inc.*	2,400	57,576
US Gold Corp.*	26,225	70,808
Worthington Industries, Inc. (a)	18,172	314,194

		3,305,243
Paper & Forest Products 0.7%
Buckeye Technologies, Inc.*	12,398	162,166
Clearwater Paper Corp.*	3,259	160,506
Deltic Timber Corp.	3,500	154,175
Domtar Corp.* (a)	12,565	809,312
KapStone Paper & Packaging Corp.*	9,392	111,483
Louisiana-Pacific Corp.* (a)	40,446	366,036
Neenah Paper, Inc.	4,900	77,616
P.H. Glatfelter Co.	12,449	180,386
Schweitzer-Mauduit International, Inc.	5,617	267,144
Wausau Paper Corp.*	14,680	125,367

		2,414,191
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.6%
AboveNet, Inc.* (a)	4,066	206,268
Alaska Communications Systems Group, Inc. (a)	12,079	98,081
Atlantic Tele-Network, Inc.	2,917	131,061
Cbeyond, Inc.* (a)	7,800	106,704
Cincinnati Bell, Inc.*	63,212	215,553
Cogent Communications Group, Inc.* (a)	12,376	128,834
Consolidated Communications Holdings, Inc.	7,649	145,025
General Communication, Inc. "A"*	14,100	81,357
Global Crossing Ltd.* (a)	9,647	146,152
HickoryTech Corp.	4,042	35,691
inContact, Inc.*	8,490	24,197
Iowa Telecommunications Services, Inc.	9,520	158,984
Neutral Tandem, Inc.* (a)	9,318	148,902
PAETEC Holding Corp.* (a)	33,354	156,097
Premiere Global Services, Inc.*	16,231	134,068
SureWest Communications*	4,597	39,488

		1,956,462
Wireless Telecommunication Services 0.3%
NTELOS Holdings Corp.	10,068	179,110
Shenandoah Telecommunications Co.	7,107	133,612
Syniverse Holdings, Inc.*	21,169	412,160
USA Mobility, Inc.*	7,460	94,518

		819,400
Utilities 2.9%
Electric Utilities 1.1%
ALLETE, Inc.	8,893	297,738
Central Vermont Public Service Corp.	3,900	78,663
Cleco Corp.	18,041	478,988
El Paso Electric Co.*	13,761	283,477
Empire District Electric Co. (a)	11,342	204,383
IDACORP, Inc.	14,690	508,568
MGE Energy, Inc. (a)	7,006	247,732
PNM Resources, Inc.	26,201	328,298
Portland General Electric Co.	23,558	454,905
UIL Holdings Corp.	8,887	244,392
Unisource Energy Corp.	11,093	348,764
Unitil Corp.	3,371	78,376

		3,554,284
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,933	87,403
New Jersey Resources Corp.	13,222	496,618
Nicor, Inc.	13,653	572,334
Northwest Natural Gas Co.	8,024	373,918
Piedmont Natural Gas Co., Inc. (a)	22,253	613,738
South Jersey Industries, Inc.	9,175	385,258
Southwest Gas Corp.	13,974	418,102
The Laclede Group, Inc.	6,659	224,542
WGL Holdings, Inc.	15,058	521,760

		3,693,673
Independent Power Producers & Energy Traders 0.0%
US Geothermal, Inc.* (a)	19,972	18,174
Multi-Utilities 0.4%
Avista Corp.	16,892	349,833
Black Hills Corp. (a)	12,089	366,901
CH Energy Group, Inc.	4,496	183,617
NorthWestern Corp.	11,160	299,200

		1,199,551
Water Utilities 0.3%
American States Water Co.	5,460	189,462
Artesian Resources Corp. "A"	1,786	31,541
Cadiz, Inc.* (a)	4,016	51,284
California Water Service Group	5,864	220,545
Connecticut Water Service, Inc.	2,660	61,898
Consolidated Water Co., Ltd. (a)	4,800	65,184
Middlesex Water Co.	4,231	72,139
Pennichuck Corp.	1,270	29,858
SJW Corp.	4,315	109,687
Southwest Water Co.	8,225	85,869
York Water Co. (a)	3,576	49,170

		966,637

Total Common Stocks (Cost $323,145,417)		313,843,026

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.122% **, 5/6/2010 (b) (Cost $734,913)	735,000	734,900

	Shares	Value ($)
Closed-End Investment Companies 0.2%
Apollo Investment Corp.	53,424	680,088
Kayne Anderson Energy Development Co.	3,259	52,665

Total Closed-End Investment Companies (Cost $914,808)		732,753
Securities Lending Collateral 30.9%
Daily Assets Fund Institutional, 0.22% © (d) (Cost $99,551,866)	99,551,866	99,551,866
Cash Equivalents 0.7%
Central Cash Management Fund, 0.16% © (Cost $2,269,511)	2,269,511	2,269,511

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $426,616,515) †	129.3	417,132,056
Other Assets and Liabilities, Net (a)	(29.3)	(94,556,473)

Net Assets	100.0	322,575,583

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $428,711,590.  At March 31, 2010, net unrealized depreciation for all securities based on tax cost was $11,579,534.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $55,477,982 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $67,057,516.

(a)
All or a portion of these securities were on loan amounting to $95,470,979. In addition, included in other assets and liabilities, net are  pending sales, amounting to $487,758, that are also on loan. The value of all securities loaned at March 31, 2010 amounted to $95,958,737 which is 29.7% of net assets.

(b)	At March 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
REIT: Real Estate Investment Trust

At March 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Russell E Mini 2000 Index	USD	6/18/2010	122	8,260,620	18,133

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks e)	$313,843,026	$—	$—	$313,843,026
Closed-End Investment Companies	732,753	—	—	732,753
Short-Term Investments(e)	101,821,377	734,900	—	102,556,277
Derivatives(f)	18,133	—	—	18,133
Total	$416,415,289	$734,900	$—	$417,150,189

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Portfolio's derivative instruments as of March 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$18,133

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 21, 2010